UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Emerging Markets Debt Opportunities Fund

Class A EADOX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.09%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An out-of-index allocation to Nigerian naira helped performance due to continued reform momentum and reserve accumulation

↑ An out-of-index allocation to the Kazakhstani tenge boosted returns due to credible monetary policy that helped contain inflation and good fiscal discipline

↑ An out-of-index allocation to the Egyptian pound helped performance despite increased volatility from the conflict in Iran, as reform progress continued

↑ An overweight to Venezuelan credit helped returns as assets rallied ahead of President Maduro’s extraction and due to a focus on economic rebuilding policies

↓ An underweight to the Colombian peso detracted from performance as high interest rates continued to attract investors and election results were favorable

↓ An underweight to the Mexican peso detracted from performance as the currency rallied along with broader emerging market currencies

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/16	$9,675	$10,000	$10,000
8/16	$9,871	$10,004	$10,080
9/16	$9,953	$10,206	$10,195
10/16	$9,979	$10,120	$10,121
11/16	$9,686	$9,409	$9,609
12/16	$9,809	$9,585	$9,749
1/17	$9,890	$9,800	$9,924
2/17	$10,026	$9,977	$10,098
3/17	$10,130	$10,208	$10,233
4/17	$10,256	$10,327	$10,359
5/17	$10,340	$10,529	$10,500
6/17	$10,457	$10,578	$10,526
7/17	$10,563	$10,797	$10,678
8/17	$10,748	$10,991	$10,846
9/17	$10,878	$10,953	$10,838
10/17	$10,851	$10,645	$10,704
11/17	$10,949	$10,824	$10,796
12/17	$11,042	$11,043	$10,934
1/18	$11,246	$11,537	$11,179
2/18	$11,206	$11,417	$11,037
3/18	$11,271	$11,533	$11,097
4/18	$11,243	$11,192	$10,874
5/18	$10,977	$10,635	$10,559
6/18	$10,758	$10,331	$10,365
7/18	$10,861	$10,527	$10,567
8/18	$10,531	$9,887	$10,172
9/18	$10,562	$10,143	$10,366
10/18	$10,484	$9,944	$10,193
11/18	$10,553	$10,223	$10,321
12/18	$10,551	$10,357	$10,442
1/19	$10,937	$10,922	$10,913
2/19	$11,012	$10,803	$10,910
3/19	$11,012	$10,659	$10,911
4/19	$11,050	$10,641	$10,930
5/19	$11,113	$10,672	$10,970
6/19	$11,448	$11,260	$11,426
7/19	$11,733	$11,364	$11,539
8/19	$11,618	$11,064	$11,412
9/19	$11,803	$11,171	$11,472
10/19	$11,949	$11,495	$11,671
11/19	$12,110	$11,286	$11,562
12/19	$12,433	$11,752	$11,887
1/20	$12,502	$11,601	$11,902
2/20	$12,340	$11,205	$11,669
3/20	$10,666	$9,964	$10,283
4/20	$10,970	$10,355	$10,648
5/20	$11,724	$10,891	$11,189
6/20	$12,149	$10,942	$11,391
7/20	$12,225	$11,273	$11,735
8/20	$12,471	$11,236	$11,757
9/20	$12,392	$11,009	$11,570
10/20	$12,484	$11,056	$11,601
11/20	$12,950	$11,663	$12,108
12/20	$13,318	$12,069	$12,421
1/21	$13,368	$11,939	$12,318
2/21	$13,359	$11,619	$12,072
3/21	$13,144	$11,263	$11,838
4/21	$13,373	$11,517	$12,055
5/21	$13,558	$11,805	$12,257
6/21	$13,534	$11,661	$12,231
7/21	$13,435	$11,611	$12,224
8/21	$13,654	$11,701	$12,323
9/21	$13,554	$11,299	$12,027
10/21	$13,453	$11,149	$11,934
11/21	$13,274	$10,844	$11,699
12/21	$13,483	$11,013	$11,843
1/22	$13,302	$11,012	$11,709
2/22	$12,630	$10,462	$11,083
3/22	$12,558	$10,302	$10,902
4/22	$12,453	$9,681	$10,365
5/22	$12,348	$9,851	$10,442
6/22	$11,739	$9,413	$9,967
7/22	$11,616	$9,440	$10,080
8/22	$11,969	$9,427	$10,054
9/22	$11,579	$8,968	$9,553
10/22	$11,654	$8,889	$9,465
11/22	$12,302	$9,521	$10,107
12/22	$12,615	$9,726	$10,263
1/23	$12,982	$10,144	$10,643
2/23	$12,869	$9,823	$10,373
3/23	$12,877	$10,228	$10,633
4/23	$12,902	$10,316	$10,717
5/23	$13,016	$10,153	$10,601
6/23	$13,397	$10,484	$10,862
7/23	$13,620	$10,786	$11,096
8/23	$13,484	$10,496	$10,893
9/23	$13,419	$10,143	$10,618
10/23	$13,373	$10,089	$10,522
11/23	$13,713	$10,621	$11,043
12/23	$14,018	$10,961	$11,436
1/24	$14,194	$10,795	$11,336
2/24	$14,541	$10,733	$11,352
3/24	$14,890	$10,730	$11,438
4/24	$14,899	$10,500	$11,231
5/24	$15,157	$10,670	$11,413
6/24	$15,146	$10,554	$11,396
7/24	$15,311	$10,795	$11,621
8/24	$15,477	$11,126	$11,916
9/24	$15,723	$11,504	$12,210
10/24	$15,732	$10,973	$11,849
11/24	$15,881	$10,911	$11,869
12/24	$16,051	$10,700	$11,697
1/25	$16,486	$10,920	$11,882
2/25	$16,659	$10,992	$12,014
3/25	$16,586	$11,162	$12,086
4/25	$16,450	$11,524	$12,262
5/25	$16,855	$11,687	$12,402
6/25	$17,137	$12,012	$12,693
7/25	$17,379	$11,922	$12,714
8/25	$17,602	$12,179	$12,944
9/25	$17,847	$12,349	$13,123
10/25	$18,180	$12,406	$13,241
11/25	$18,384	$12,574	$13,352
12/25	$18,768	$12,761	$13,492
1/26	$19,369	$13,039	$13,687
2/26	$19,629	$13,207	$13,853
3/26	$19,044	$12,474	$13,292
4/26	$19,792	$12,820	$13,625
5/26	$19,942	$12,930	$13,730
6/26	$20,232	$12,955	$13,783
7/26	$20,327	$12,994	$13,738

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	17.01%	8.64%	7.71%
Class A with 3.25% Maximum Sales Charge	13.27%	7.92%	7.35%
J.P. Morgan Emerging Market Bond Index Global DiversifiedFootnote Referencea	8.99%	2.27%	2.65%
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	8.05%	2.36%	3.22%
Footnote	Description
Footnote[a]	Index is used with permission. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. See Fund prospectus for full description.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$5,283,150,102
# of Portfolio Holdings (including derivatives)	915
Portfolio Turnover Rate	111%
Total Advisory Fees Paid	$26,035,711

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Sovereign Government Bonds
46.2%
Foreign Corporate Bonds
25.1%
Short-Term Investments
22.3%
Senior Floating-Rate Loans
3.6%
Sovereign Loans
2.5%
Other*
0.3%

Table Summary
Value	Value
OtherFootnote Reference*	0.3%
Sovereign Loans	2.5%
Senior Floating-Rate Loans	3.6%
Short-Term Investments	22.3%
Foreign Corporate Bonds	25.1%
Sovereign Government Bonds	46.2%
Footnote	Description
Footnote*	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Egypt	8.4%
Hungary	7.8%
Uzbekistan	7.2%
Nigeria	4.8%
Kazakhstan	4.5%
Taiwan	3.8%
Brazil	3.4%
Turkey	3.0%
Armenia	2.8%
Other	15.3%
Total Long Exposure	61.0%
Table Summary
Euro	(8.5)%
Other	(0.1)%
Total Short Exposure	(8.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

EADOX-TSR-AR

Eaton Vance Emerging Markets Debt Opportunities Fund

Class I EIDOX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.85%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An out-of-index allocation to Nigerian naira helped performance due to continued reform momentum and reserve accumulation

↑ An out-of-index allocation to the Kazakhstani tenge boosted returns due to credible monetary policy that helped contain inflation and good fiscal discipline

↑ An out-of-index allocation to the Egyptian pound helped performance despite increased volatility from the conflict in Iran, as reform progress continued

↑ An overweight to Venezuelan credit helped returns as assets rallied ahead of President Maduro’s extraction and due to a focus on economic rebuilding policies

↓ An underweight to the Colombian peso detracted from performance as high interest rates continued to attract investors and election results were favorable

↓ An underweight to the Mexican peso detracted from performance as the currency rallied along with broader emerging market currencies

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/16	$1,000,000	$1,000,000	$1,000,000
8/16	$1,020,170	$1,000,402	$1,007,964
9/16	$1,029,724	$1,020,642	$1,019,549
10/16	$1,032,696	$1,012,013	$1,012,053
11/16	$1,001,533	$940,852	$960,874
12/16	$1,014,468	$958,462	$974,943
1/17	$1,023,081	$980,045	$992,447
2/17	$1,038,434	$997,704	$1,009,817
3/17	$1,049,407	$1,020,778	$1,023,252
4/17	$1,061,581	$1,032,700	$1,035,909
5/17	$1,070,426	$1,052,946	$1,050,007
6/17	$1,083,884	$1,057,765	$1,052,570
7/17	$1,095,131	$1,079,702	$1,067,770
8/17	$1,113,364	$1,099,063	$1,084,638
9/17	$1,128,246	$1,095,331	$1,083,765
10/17	$1,125,676	$1,064,455	$1,070,414
11/17	$1,136,023	$1,082,390	$1,079,638
12/17	$1,145,967	$1,104,272	$1,093,384
1/18	$1,167,274	$1,153,731	$1,117,947
2/18	$1,163,423	$1,141,685	$1,103,734
3/18	$1,170,452	$1,153,344	$1,109,657
4/18	$1,167,780	$1,119,239	$1,087,385
5/18	$1,140,569	$1,063,534	$1,055,873
6/18	$1,116,895	$1,033,145	$1,036,534
7/18	$1,127,800	$1,052,724	$1,056,726
8/18	$1,093,820	$988,653	$1,017,156
9/18	$1,097,332	$1,014,289	$1,036,591
10/18	$1,089,476	$994,416	$1,019,306
11/18	$1,098,150	$1,022,335	$1,032,133
12/18	$1,096,951	$1,035,685	$1,044,200
1/19	$1,138,514	$1,092,206	$1,091,299
2/19	$1,146,581	$1,080,267	$1,091,004
3/19	$1,146,831	$1,065,933	$1,091,128
4/19	$1,151,009	$1,064,064	$1,092,959
5/19	$1,157,854	$1,067,209	$1,097,033
6/19	$1,192,874	$1,126,007	$1,142,614
7/19	$1,222,779	$1,136,449	$1,153,934
8/19	$1,211,100	$1,106,447	$1,141,218
9/19	$1,229,189	$1,117,084	$1,147,204
10/19	$1,246,067	$1,149,452	$1,167,063
11/19	$1,263,054	$1,128,561	$1,156,172
12/19	$1,296,979	$1,175,216	$1,188,699
1/20	$1,304,436	$1,160,093	$1,190,153
2/20	$1,287,909	$1,120,537	$1,166,947
3/20	$1,112,554	$996,440	$1,028,317
4/20	$1,144,532	$1,035,505	$1,064,775
5/20	$1,223,299	$1,089,123	$1,118,913
6/20	$1,267,756	$1,094,249	$1,139,075
7/20	$1,277,449	$1,127,289	$1,173,455
8/20	$1,303,375	$1,123,590	$1,175,672
9/20	$1,293,970	$1,100,937	$1,156,968
10/20	$1,305,332	$1,105,626	$1,160,086
11/20	$1,354,233	$1,166,303	$1,210,834
12/20	$1,392,893	$1,206,873	$1,242,076
1/21	$1,396,884	$1,193,935	$1,231,840
2/21	$1,396,253	$1,161,944	$1,207,174
3/21	$1,374,190	$1,126,275	$1,183,814
4/21	$1,398,351	$1,151,723	$1,205,520
5/21	$1,418,016	$1,180,458	$1,225,702
6/21	$1,417,436	$1,166,118	$1,223,069
7/21	$1,405,819	$1,161,135	$1,222,393
8/21	$1,429,026	$1,170,084	$1,232,260
9/21	$1,418,867	$1,129,933	$1,202,672
10/21	$1,410,227	$1,114,927	$1,193,368
11/21	$1,391,871	$1,084,431	$1,169,915
12/21	$1,414,034	$1,101,304	$1,184,290
1/22	$1,395,458	$1,101,246	$1,170,880
2/22	$1,323,879	$1,046,179	$1,108,271
3/22	$1,316,629	$1,030,155	$1,090,235
4/22	$1,305,985	$968,075	$1,036,529
5/22	$1,295,252	$985,143	$1,044,206
6/22	$1,231,831	$941,276	$996,747
7/22	$1,219,322	$944,032	$1,008,025
8/22	$1,256,560	$942,707	$1,005,391
9/22	$1,215,999	$896,795	$955,299
10/22	$1,224,114	$888,883	$946,547
11/22	$1,292,293	$952,053	$1,010,656
12/22	$1,325,423	$972,615	$1,026,290
1/23	$1,364,138	$1,014,367	$1,064,253
2/23	$1,352,630	$982,269	$1,037,286
3/23	$1,353,789	$1,022,787	$1,063,333
4/23	$1,356,775	$1,031,604	$1,071,670
5/23	$1,369,014	$1,015,316	$1,060,110
6/23	$1,411,121	$1,048,414	$1,086,164
7/23	$1,432,944	$1,078,581	$1,109,636
8/23	$1,419,016	$1,049,601	$1,089,322
9/23	$1,414,522	$1,014,263	$1,061,775
10/23	$1,408,078	$1,008,924	$1,052,159
11/23	$1,444,062	$1,062,085	$1,104,347
12/23	$1,476,427	$1,096,148	$1,143,593
1/24	$1,495,294	$1,079,454	$1,133,644
2/24	$1,532,094	$1,073,262	$1,135,184
3/24	$1,569,162	$1,072,958	$1,143,793
4/24	$1,570,425	$1,050,031	$1,123,111
5/24	$1,597,938	$1,066,971	$1,141,320
6/24	$1,597,200	$1,055,446	$1,139,564
7/24	$1,614,872	$1,079,454	$1,162,123
8/24	$1,632,685	$1,112,597	$1,191,601
9/24	$1,658,935	$1,150,367	$1,220,984
10/24	$1,660,238	$1,097,281	$1,184,945
11/24	$1,678,436	$1,091,056	$1,186,892
12/24	$1,694,626	$1,070,040	$1,169,701
1/25	$1,740,849	$1,091,992	$1,188,230
2/25	$1,759,404	$1,099,177	$1,201,402
3/25	$1,752,087	$1,116,167	$1,208,594
4/25	$1,740,355	$1,152,397	$1,226,227
5/25	$1,781,277	$1,168,689	$1,240,196
6/25	$1,811,468	$1,201,243	$1,269,267
7/25	$1,837,381	$1,192,231	$1,271,414
8/25	$1,861,229	$1,217,913	$1,294,372
9/25	$1,887,498	$1,234,933	$1,312,267
10/25	$1,925,362	$1,240,625	$1,324,119
11/25	$1,945,150	$1,257,360	$1,335,212
12/25	$1,986,104	$1,276,143	$1,349,180
1/26	$2,050,471	$1,303,911	$1,368,661
2/26	$2,080,816	$1,320,710	$1,385,316
3/26	$2,017,029	$1,247,435	$1,329,226
4/26	$2,096,549	$1,282,046	$1,362,531
5/26	$2,112,806	$1,292,973	$1,373,025
6/26	$2,143,996	$1,295,506	$1,378,278
7/26	$2,155,499	$1,299,410	$1,373,783

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	17.31%	8.92%	7.98%
J.P. Morgan Emerging Market Bond Index Global DiversifiedFootnote Referencea	8.99%	2.27%	2.65%
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	8.05%	2.36%	3.22%
Footnote	Description
Footnote[a]	Index is used with permission. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. See Fund prospectus for full description.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$5,283,150,102
# of Portfolio Holdings (including derivatives)	915
Portfolio Turnover Rate	111%
Total Advisory Fees Paid	$26,035,711

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.3%
Sovereign Loans	2.5%
Senior Floating-Rate Loans	3.6%
Short-Term Investments	22.3%
Foreign Corporate Bonds	25.1%
Sovereign Government Bonds	46.2%
Footnote	Description
Footnote*	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Egypt	8.4%
Hungary	7.8%
Uzbekistan	7.2%
Nigeria	4.8%
Kazakhstan	4.5%
Taiwan	3.8%
Brazil	3.4%
Turkey	3.0%
Armenia	2.8%
Other	15.3%
Total Long Exposure	61.0%
Table Summary
Euro	(8.5)%
Other	(0.1)%
Total Short Exposure	(8.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

EIDOX-TSR-AR

Eaton Vance Emerging Markets Debt Opportunities Fund

Class R6 EELDX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.77%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An out-of-index allocation to Nigerian naira helped performance due to continued reform momentum and reserve accumulation

↑ An out-of-index allocation to the Kazakhstani tenge boosted returns due to credible monetary policy that helped contain inflation and good fiscal discipline

↑ An out-of-index allocation to the Egyptian pound helped performance despite increased volatility from the conflict in Iran, as reform progress continued

↑ An overweight to Venezuelan credit helped returns as assets rallied ahead of President Maduro’s extraction and due to a focus on economic rebuilding policies

↓ An underweight to the Colombian peso detracted from performance as high interest rates continued to attract investors and election results were favorable

↓ An underweight to the Mexican peso detracted from performance as the currency rallied along with broader emerging market currencies

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

Table Summary
	Class R6	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/16	$5,000,000	$5,000,000	$5,000,000
8/16	$5,101,171	$5,002,008	$5,039,820
9/16	$5,149,095	$5,103,212	$5,097,744
10/16	$5,164,111	$5,060,063	$5,060,264
11/16	$5,013,286	$4,704,259	$4,804,370
12/16	$5,072,894	$4,792,308	$4,874,715
1/17	$5,116,269	$4,900,223	$4,962,234
2/17	$5,193,467	$4,988,522	$5,049,087
3/17	$5,248,637	$5,103,890	$5,116,258
4/17	$5,315,488	$5,163,502	$5,179,543
5/17	$5,360,037	$5,264,730	$5,250,036
6/17	$5,422,024	$5,288,826	$5,262,849
7/17	$5,478,582	$5,398,512	$5,338,848
8/17	$5,576,027	$5,495,317	$5,423,191
9/17	$5,645,004	$5,476,656	$5,418,826
10/17	$5,632,225	$5,322,277	$5,352,069
11/17	$5,684,277	$5,411,948	$5,398,188
12/17	$5,734,309	$5,521,361	$5,466,922
1/18	$5,841,382	$5,768,657	$5,589,736
2/18	$5,822,172	$5,708,426	$5,518,670
3/18	$5,857,580	$5,766,721	$5,548,284
4/18	$5,844,288	$5,596,196	$5,436,925
5/18	$5,707,800	$5,317,672	$5,279,365
6/18	$5,595,294	$5,165,725	$5,182,668
7/18	$5,643,939	$5,263,620	$5,283,629
8/18	$5,473,450	$4,943,267	$5,085,781
9/18	$5,491,210	$5,071,444	$5,182,954
10/18	$5,451,889	$4,972,081	$5,096,532
11/18	$5,495,574	$5,111,676	$5,160,665
12/18	$5,489,685	$5,178,424	$5,221,002
1/19	$5,698,552	$5,461,028	$5,456,493
2/19	$5,739,198	$5,401,336	$5,455,018
3/19	$5,740,589	$5,329,666	$5,455,638
4/19	$5,761,703	$5,320,320	$5,464,792
5/19	$5,796,220	$5,336,047	$5,485,165
6/19	$5,972,273	$5,630,033	$5,713,070
7/19	$6,115,796	$5,682,247	$5,769,670
8/19	$6,064,033	$5,532,234	$5,706,089
9/19	$6,155,047	$5,585,421	$5,736,021
10/19	$6,233,113	$5,747,258	$5,835,315
11/19	$6,325,496	$5,642,802	$5,780,858
12/19	$6,496,097	$5,876,079	$5,943,494
1/20	$6,533,710	$5,800,466	$5,950,764
2/20	$6,450,729	$5,602,686	$5,834,736
3/20	$5,576,776	$4,982,201	$5,141,583
4/20	$5,737,613	$5,177,524	$5,323,873
5/20	$6,133,597	$5,445,615	$5,594,565
6/20	$6,349,889	$5,471,243	$5,695,373
7/20	$6,398,680	$5,636,447	$5,867,274
8/20	$6,529,066	$5,617,949	$5,878,359
9/20	$6,481,868	$5,504,684	$5,784,840
10/20	$6,539,052	$5,528,128	$5,800,430
11/20	$6,785,020	$5,831,513	$6,054,168
12/20	$6,979,520	$6,034,366	$6,210,381
1/21	$6,999,658	$5,969,673	$6,159,202
2/21	$6,996,639	$5,809,722	$6,035,870
3/21	$6,885,870	$5,631,375	$5,919,072
4/21	$7,007,499	$5,758,613	$6,027,600
5/21	$7,106,531	$5,902,292	$6,128,509
6/21	$7,103,777	$5,830,591	$6,115,347
7/21	$7,053,409	$5,805,675	$6,111,966
8/21	$7,162,300	$5,850,418	$6,161,300
9/21	$7,111,290	$5,649,667	$6,013,360
10/21	$7,067,920	$5,574,636	$5,966,838
11/21	$6,975,685	$5,422,154	$5,849,574
12/21	$7,087,312	$5,506,519	$5,921,452
1/22	$6,993,913	$5,506,231	$5,854,400
2/22	$6,634,048	$5,230,893	$5,541,354
3/22	$6,606,094	$5,150,774	$5,451,174
4/22	$6,552,701	$4,840,376	$5,182,646
5/22	$6,498,857	$4,925,715	$5,221,031
6/22	$6,179,875	$4,706,382	$4,983,735
7/22	$6,117,030	$4,720,162	$5,040,126
8/22	$6,304,459	$4,713,536	$5,026,954
9/22	$6,100,481	$4,483,976	$4,776,495
10/22	$6,141,399	$4,444,416	$4,732,734
11/22	$6,484,531	$4,760,265	$5,053,282
12/22	$6,651,409	$4,863,076	$5,131,449
1/23	$6,846,310	$5,071,836	$5,321,265
2/23	$6,788,583	$4,911,343	$5,186,428
3/23	$6,794,600	$5,113,933	$5,316,663
4/23	$6,809,812	$5,158,021	$5,358,351
5/23	$6,871,500	$5,076,579	$5,300,551
6/23	$7,083,684	$5,242,072	$5,430,821
7/23	$7,193,783	$5,392,904	$5,548,180
8/23	$7,123,768	$5,248,003	$5,446,611
9/23	$7,091,766	$5,071,317	$5,308,877
10/23	$7,069,167	$5,044,620	$5,260,793
11/23	$7,250,515	$5,310,424	$5,521,735
12/23	$7,413,651	$5,480,738	$5,717,963
1/24	$7,508,840	$5,397,271	$5,668,218
2/24	$7,694,323	$5,366,309	$5,675,922
3/24	$7,881,171	$5,364,792	$5,718,964
4/24	$7,887,730	$5,250,155	$5,615,557
5/24	$8,026,375	$5,334,855	$5,706,602
6/24	$8,022,866	$5,277,230	$5,697,822
7/24	$8,112,066	$5,397,269	$5,810,617
8/24	$8,201,987	$5,562,983	$5,958,004
9/24	$8,334,402	$5,751,835	$6,104,922
10/24	$8,341,176	$5,486,407	$5,924,723
11/24	$8,433,153	$5,455,279	$5,934,458
12/24	$8,514,920	$5,350,202	$5,848,503
1/25	$8,758,817	$5,459,959	$5,941,151
2/25	$8,841,668	$5,495,884	$6,007,010
3/25	$8,804,947	$5,580,835	$6,042,968
4/25	$8,746,059	$5,761,984	$6,131,135
5/25	$8,963,603	$5,843,443	$6,200,982
6/25	$9,115,939	$6,006,214	$6,346,334
7/25	$9,235,502	$5,961,156	$6,357,070
8/25	$9,355,814	$6,089,567	$6,471,860
9/25	$9,499,871	$6,174,665	$6,561,333
10/25	$9,679,443	$6,203,127	$6,620,597
11/25	$9,790,929	$6,286,798	$6,676,059
12/25	$9,998,286	$6,380,716	$6,745,898
1/26	$10,311,560	$6,519,556	$6,843,304
2/26	$10,464,882	$6,603,549	$6,926,579
3/26	$10,143,579	$6,237,174	$6,646,131
4/26	$10,544,696	$6,410,230	$6,812,655
5/26	$10,639,470	$6,464,863	$6,865,123
6/26	$10,797,048	$6,477,531	$6,891,390
7/26	$10,855,374	$6,497,049	$6,868,914

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	17.54%	9.00%	8.06%
J.P. Morgan Emerging Market Bond Index Global DiversifiedFootnote Referencea	8.99%	2.27%	2.65%
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	8.05%	2.36%	3.22%
Footnote	Description
Footnote[a]	Index is used with permission. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. See Fund prospectus for full description.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$5,283,150,102
# of Portfolio Holdings (including derivatives)	915
Portfolio Turnover Rate	111%
Total Advisory Fees Paid	$26,035,711

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.3%
Sovereign Loans	2.5%
Senior Floating-Rate Loans	3.6%
Short-Term Investments	22.3%
Foreign Corporate Bonds	25.1%
Sovereign Government Bonds	46.2%
Footnote	Description
Footnote*	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Egypt	8.4%
Hungary	7.8%
Uzbekistan	7.2%
Nigeria	4.8%
Kazakhstan	4.5%
Taiwan	3.8%
Brazil	3.4%
Turkey	3.0%
Armenia	2.8%
Other	15.3%
Total Long Exposure	61.0%
Table Summary
Euro	(8.5)%
Other	(0.1)%
Total Short Exposure	(8.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

EELDX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by the report. The new Fund policy is substantially similar to the superseded Fund policy but now has an expanded scope that applies to 1940 Act Fund families. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance Emerging Markets Debt Opportunities Fund (the “Fund”) is the only series of Eaton Vance Series Fund, Inc. (the “Corporation”), a Maryland corporation. The Corporation is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended July 31, 2025 and July 31, 2026 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Emerging Markets Debt Opportunities Fund

Fiscal Years Ended	07/31/25	07/31/26
Audit Fees	$117,369	$106,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$117,369	$106,950

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended July 31, 2025 and July 31, 2026; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	7/31/25	7/31/26
Registrant	$0	$0
Eaton Vance(1)	$18,490	$19,414

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Emerging Markets Debt Opportunities Fund
Annual Financial Statements and
Additional Information
July 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information July 31, 2026
Eaton Vance
Emerging Markets Debt Opportunities Fund

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments

Common Stocks — 0.0%†

Security	Shares	Value
China — 0.0%†
Shimao Group Holdings Ltd.(1)	1,790,794	$ 14,601
Sunac China Holdings Ltd.(1)	7,121,097	499,991
Times China Holdings Ltd.(1)	4,693,488	16,706
Total Common Stocks (identified cost $1,832,065)		$ 531,298

Convertible Bonds — 0.1%

Security	Principal Amount (000's omitted)		Value
China — 0.1%
Alibaba Group Holding Ltd.:
0.00%, 9/15/32(2)	USD	2,510	$ 2,430,935
0.50%, 6/1/31	USD	3,714	5,129,034
Sunac China Holdings Ltd., 0.00%, 6/23/28(3)	USD	4,587	619,725
Times China Holdings Ltd.:
0.00%, 3/30/27(3)	USD	8,303	58,035
0.00%, 3/30/27(3)	USD	1,655	10,010
Total Convertible Bonds (identified cost $8,856,953)			$ 8,247,739

Credit Linked Notes — 0.1%

Security	Principal Amount (000's omitted)		Value
South Africa — 0.1%
Absa Bank Ltd. (United Republic of Tanzania), 13.50%, 8/2/35(4)	TZS	9,539,792	$ 4,271,381
Total Credit Linked Notes (identified cost $4,256,697)			$ 4,271,381

Foreign Corporate Bonds — 24.3%

Security	Principal Amount (000's omitted)		Value
Angola — 1.0%
Azule Energy Finance PLC:
8.125%, 1/23/30(2)	USD	4,866	$ 4,942,752
8.125%, 1/23/30(3)	USD	18,045	18,329,627
8.625%, 1/22/33(3)	USD	4,128	4,223,309
Security	Principal Amount (000's omitted)		Value
Angola (continued)
Azule Energy Finance PLC: (continued)
8.625%, 1/22/33(2)	USD	12,807	$ 13,102,692
Sonangol Finance Ltd., 10.00%, 1/29/31(2)	USD	9,835	10,066,753
			$ 50,665,133
Argentina — 1.0%
Banco Macro SA, 8.00%, 6/23/29(3)	USD	10,654	$ 10,973,620
Empresa Distribuidora de Electricidad de Mendoza SA, 9.75%, 6/11/33(3)	USD	24,631	23,749,703
Generacion Mediterranea SA/Central Termica Roca SA:
4.00%, 6/30/36(3)(5)	USD	1,271	524,341
7.50%, 12/31/34(3)	USD	9,228	7,458,321
IRSA Inversiones y Representaciones SA, 8.00%, 3/31/35(3)	USD	5,402	5,601,117
Petroquimica Comodoro Rivadavia SA/Luz de Tres Picos SA, 8.50%, 7/28/34(2)	USD	2,439	2,410,464
			$ 50,717,566
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 1/22/31(2)	USD	4,700	$ 4,706,219
			$ 4,706,219
Brazil — 5.1%
Braskem Netherlands Finance BV:
4.50%, 1/10/28(2)	USD	2,826	$ 1,598,668
4.50%, 1/31/30(2)	USD	24,079	13,108,848
7.25%, 2/13/33(2)	USD	3,996	2,162,835
8.00%, 10/15/34(2)	USD	3,900	2,118,246
8.50%, 1/12/31(2)	USD	1,662	956,664
12.004% to 10/24/30, 1/23/81(2)(6)	USD	7,538	2,223,710
Constellation Oil Services Holding SA:
7.70%, 8/3/33(3)(7)	USD	8,650	8,714,875
9.375%, 11/7/29(2)	USD	951	1,004,256
9.375%, 11/7/29(3)	USD	9,401	9,927,456
CSN Inova Ventures, 6.75%, 1/28/28(2)	USD	11,289	9,472,656
CSN Resources SA:
4.625%, 6/10/31(2)	USD	4,819	2,979,934
5.875%, 4/8/32(2)	USD	10,252	6,337,325
FS Luxembourg SARL:
8.125%, 2/11/36(2)	USD	5,239	4,776,789
8.125%, 2/11/36(3)	USD	17,807	16,235,978
Gol Finance, Inc.:
14.375%, 6/6/30(2)	USD	814	786,528

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Gol Finance, Inc.: (continued)
14.375%, 6/6/30(3)	USD	10,267	$ 9,920,489
InterCement Financial Operations BV, 6.50%, 6/15/31(2)(5)	USD	2,608	2,417,235
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(2)	USD	14,956	14,720,813
Movida Europe SA:
9.70%, 10/11/33(2)	USD	7,828	7,385,718
9.70%, 10/11/33(3)	USD	20,010	18,879,435
Oceanica Lux, 11.25%, 5/8/31(3)	USD	23,620	23,695,584
OHI Group SA, 13.00%, 7/22/29(3)	USD	30,429	30,872,148
OI SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(3)(5)	USD	7,899	3,840,715
Raizen Fuels Finance SA:
5.70%, 1/17/35(3)	USD	200	106,328
5.70%, 1/17/35(2)	USD	12,600	6,698,664
6.25%, 7/8/32(2)	USD	2,056	1,094,512
6.25%, 7/8/32(3)	USD	4,439	2,363,102
6.45%, 3/5/34(2)	USD	6,291	3,361,753
6.70%, 2/25/37(2)	USD	19,859	10,497,663
Samarco Mineracao SA, 9.00%, (4.00% cash and 5.00% PIK), 6/30/31(2)	USD	36,543	36,842,863
Unigel Luxembourg SA:
13.50%, (13.50% cash or 15.00% PIK), 12/31/27(3)(5)	USD	50	2,985
13.50%, (13.50% cash or 15.00% PIK), 12/31/27(2)(5)	USD	698	41,908
Vale SA, Series A6, 0.00%(8)(9)	BRL	92,625	7,217,525
Yinson Boronia Production BV:
8.947%, 7/31/42(2)	USD	1,704	1,879,936
8.947%, 7/31/42(3)	USD	3,161	3,486,619
8.947%, 7/31/42(2)	USD	3,345	3,689,970
			$ 271,420,733
Canada — 0.1%
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	7,125	$ 7,481,250
			$ 7,481,250
China — 0.5%
KWG Group Holdings Ltd., 7.875%, 8/30/24(10)	USD	5,749	$ 179,652
Longfor Group Holdings Ltd.:
3.375%, 4/13/27(2)	USD	2,869	2,767,441
3.95%, 9/16/29(2)	USD	21,302	17,978,541
4.50%, 1/16/28(2)	USD	2,841	2,655,637
Security	Principal Amount (000's omitted)		Value
China (continued)
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(3)(5)	USD	1,752	$ 37,450
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(3)(5)	USD	2,628	32,849
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(3)(5)	USD	2,628	32,849
5.95%, (5.00% cash or 6.00% PIK), 7/21/31(3)(5)	USD	9,857	135,528
Times China Holdings Ltd.:
4.00%, 3/30/29(3)	USD	1,859	53,454
4.20%, 9/30/32(3)	USD	6,936	164,723
			$ 24,038,124
Colombia — 0.8%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(3)	USD	13,534	$ 13,298,542
Banco Davivienda SA, 6.65% to 4/22/31(2)(6)(8)	USD	16,423	15,319,780
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(2)(6)	USD	11,117	12,267,609
			$ 40,885,931
Dominican Republic — 0.1%
AES Espana BV, 7.75%, 8/3/33(3)(7)	USD	6,037	$ 6,069,267
			$ 6,069,267
Georgia — 0.9%
Bank of Georgia JSC:
9.50% to 7/16/29(3)(6)(8)	USD	205	$ 216,078
9.50% to 7/16/29(2)(6)(8)	USD	15,456	16,291,272
TBC Bank Group PLC, 22.00%, 6/5/28(3)	UZS	123,490,000	10,376,721
TBC Bank JSC:
8.894% to 11/6/26(2)(6)(8)	USD	7,668	7,739,363
10.25% to 7/30/29(2)(6)(8)	USD	12,916	13,879,639
			$ 48,503,073
Ghana — 0.1%
Tullow Holdco 2 Ltd., 15.00%, (12.00% cash and 3.00% PIK), 11/15/28(2)	USD	6,371	$ 6,538,821
			$ 6,538,821
Greece — 0.6%
Aktor SA Holding Co. Technical & Energy Projects, 7.875%, 8/3/31(2)(7)	EUR	20,913	$ 24,086,883
Piraeus Bank SA, 6.125% to 10/15/32(2)(6)(8)	EUR	4,603	5,288,560
			$ 29,375,443

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Guyana — 0.1%
Secure International Finance Co., Inc.:
10.00%, 6/3/29(3)	USD	2,485	$ 2,497,130
10.00%, 6/3/29(2)	USD	2,723	2,736,201
			$ 5,233,331
Hong Kong — 0.1%
Yuexiu REIT MTN Co. Ltd., 6.50%, 2/12/29(2)	USD	3,211	$ 3,275,485
			$ 3,275,485
India — 1.0%
ICICI Bank Ltd./IFSC, 5.459%, 7/30/31(3)	USD	24,767	$ 24,895,086
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	1,970,000	25,859,721
			$ 50,754,807
Indonesia — 0.1%
Nickel Industries Ltd., 9.00%, 9/30/30(3)	USD	1,440	$ 1,469,835
Pakuwon Jati Tbk. PT, 4.875%, 4/29/28(2)	USD	3,004	2,932,457
			$ 4,402,292
Jamaica — 0.3%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(3)	USD	3,260	$ 3,368,613
NCB Financial Group Ltd., 11.00%, 7/31/30(3)	USD	14,450	15,308,186
			$ 18,676,799
Kazakhstan — 1.1%
Bank RBK JSC, 7.70%, 5/19/31(2)	USD	17,642	$ 17,390,746
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(3)	KZT	7,365,500	15,172,879
ForteBank JSC:
7.75%, 2/4/30(3)	USD	3,641	3,735,466
7.75%, 2/4/30(2)	USD	8,634	8,858,010
9.75% to 11/3/30(2)(6)(8)	USD	14,157	14,639,978
			$ 59,797,079
Kyrgyzstan — 0.2%
Eldik Bank OAO, 8.50%, 4/23/31(2)	USD	11,490	$ 11,470,710
			$ 11,470,710
Luxembourg — 0.5%
FORESEA Holding SA, 7.50%, 6/15/30(2)	USD	5,650	$ 5,613,329
J&F Luxembourg Finance SARL:
8.50%, 12/1/32(2)	USD	3,973	3,968,034
Security	Principal Amount (000's omitted)		Value
Luxembourg (continued)
J&F Luxembourg Finance SARL: (continued)
8.50%, 12/1/32(3)	USD	15,726	$ 15,706,343
			$ 25,287,706
Malaysia — 0.2%
RED Cap Funding Ltd., 9.70% to 3/10/27, 9/10/27(2)(11)	USD	11,839	$ 12,100,287
			$ 12,100,287
Mexico — 1.3%
Alpha Holding SA de CV:
9.00%, 2/10/25(2)(10)	USD	8,785	$ 79,068
10.00%, 12/19/22(2)(10)	USD	5,495	49,451
Banca Mifel SA, 9.25% to 5/14/31(3)(6)(8)	USD	11,980	12,089,318
Banco Mercantil del Norte SA:
8.00% to 1/24/33(3)(6)(8)	USD	7,248	7,246,188
8.45% to 6/24/36(3)(6)(8)	USD	7,668	7,668,000
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 5/20/31(3)(6)(8)	USD	5,925	6,021,281
Braskem Idesa SAPI:
6.99%, 2/20/32(2)(10)	USD	11,411	7,492,577
7.45%, 11/15/29(2)(10)	USD	5,538	3,677,010
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB:
13.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(2)(10)	USD	15,545	6,742,622
13.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/31(3)(10)	USD	584	253,310
Grupo Aeromexico SAB de CV:
8.625%, 11/15/31(2)	USD	764	771,640
8.625%, 11/15/31(3)	USD	13,127	13,258,270
Orbia Advance Corp. SAB de CV:
6.80%, 5/13/30(2)	USD	2,294	2,293,059
7.50%, 5/13/35(2)	USD	2,912	2,944,181
			$ 70,585,975
Mongolia — 0.5%
Golomt Bank, 7.95%, 5/14/29(2)	USD	14,623	$ 14,681,352
Mongolian Mining Corp., 8.44%, 4/3/30(2)	USD	4,235	4,320,344
State Bank JSC, 8.90%, 9/25/28(2)	USD	9,180	9,219,762
			$ 28,221,458
Netherlands — 0.3%
Sampa Finance & Investment BV, 9.50%, 7/7/31(2)	EUR	13,535	$ 15,448,066
			$ 15,448,066

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Nigeria — 0.6%
Dangote Fertiliser Ltd., 7.75%, 5/5/31(2)	USD	23,078	$ 23,213,364
Dangote Petroleum Refinery & Petrochemicals Fze, 7.50%, 7/16/31(2)	USD	8,285	8,272,548
			$ 31,485,912
Pakistan — 0.0%†
Veon Midco BV, 3.375%, 11/25/27(2)	USD	939	$ 913,647
			$ 913,647
Paraguay — 0.0%†
Frigorifico Concepcion SA:
7.70%, 7/21/28(2)	USD	135	$ 18,360
7.70%, 7/21/28(3)	USD	1,797	244,392
Ueno Bank SA, 6.70%, 3/6/31(2)	USD	297	273,023
			$ 535,775
Peru — 0.3%
Auna SA, 10.00%, 12/18/29(3)	USD	14,521	$ 15,374,807
Integratel Peru SAA, 7.375%, 4/10/27(2)(10)	PEN	25,500	2,851,258
			$ 18,226,065
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(2)(6)(8)(10)(12)	USD	4,509	$ 0
			$ 0
South Africa — 0.3%
Sasol Financing USA LLC, 8.75%, 4/10/33(2)	USD	13,400	$ 14,013,385
			$ 14,013,385
Supranational — 0.1%
Asian Development Bank, 14.50%, 6/26/28	UZS	59,548,400	$ 5,108,057
European Bank for Reconstruction & Development, 17.35%, 3/1/27(2)	USD	921	957,181
			$ 6,065,238
Togo — 0.1%
Ecobank Transnational, Inc., 10.125%, 10/15/29(3)	USD	4,705	$ 5,206,587
			$ 5,206,587
Turkey — 1.4%
Akbank TAS:
8.25% to 9/8/31, 12/8/36(2)(6)	USD	7,377	$ 7,397,172
9.369% to 3/14/29(2)(6)(8)	USD	9,154	9,296,885
Security	Principal Amount (000's omitted)		Value
Turkey (continued)
Guermat Elektrik Ueretim AS, 10.748%, 5/21/35(2)	USD	12,510	$ 12,379,869
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(2)	USD	7,548	7,651,470
Limak Yenilenebilir Enerji AS, 9.625%, 8/12/30(3)	USD	7,386	7,292,629
Turkiye Garanti Bankasi AS, 8.125% to 10/8/30, 1/8/36(2)(6)	USD	6,654	6,700,005
Turkiye Is Bankasi AS, 8.40% to 4/23/33, 7/23/38(2)(6)	USD	21,100	20,917,778
WE Soda Investments Holding PLC, 9.50%, 10/6/28(2)	USD	1,187	1,194,750
			$ 72,830,558
Ukraine — 0.5%
Kernel Holding SA, 6.75%, 10/27/27(2)	USD	14,759	$ 14,427,490
MHP Lux SA:
6.25%, 9/19/29(3)	USD	624	583,944
6.25%, 9/19/29(2)	USD	4,584	4,289,747
10.50%, 7/28/29(2)	USD	6,310	6,568,608
			$ 25,869,789
United Arab Emirates — 0.1%
Alpha Star Holding IX Ltd., 7.00%, 8/26/28(2)	USD	739	$ 722,852
Alpha Star Holding VIII Ltd., 8.375%, 4/12/27(2)	USD	946	947,824
Alpha Star Holding X Ltd., 6.125%, 8/5/29(2)	USD	3,459	3,282,913
			$ 4,953,589
United Kingdom — 0.4%
Avianca Midco 2 PLC:
9.50%, 1/28/31(2)	USD	2,000	$ 1,872,985
9.50%, 1/28/31(3)	USD	2,532	2,371,200
9.625%, 2/14/30(2)	USD	3,661	3,539,674
9.625%, 2/14/30(3)	USD	4,974	4,809,162
NES Fircroft Bondco AS, 10.00%, 8/13/31(2)(7)	USD	7,250	7,356,612
			$ 19,949,633
Uzbekistan — 3.1%
Aloqabank JSC, 7.70%, 5/18/31(2)	USD	8,992	$ 8,961,842
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	414,206,000	34,676,555
Ipoteka-Bank ATIB:
17.50%, 10/9/28(2)	UZS	57,080,000	4,923,884
20.50%, 4/25/27(2)	UZS	261,810,000	22,722,793
JSCB Agrobank, 20.75%, 9/15/28	UZS	439,480,000	38,987,720
Uzbek Industrial & Construction Bank ATB:
9.45% to 10/23/30(2)(6)(8)	USD	10,080	10,475,367
19.95%, 4/25/28(2)	UZS	169,270,000	14,909,209

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
Uzbek Industrial & Construction Bank ATB: (continued)
21.00%, 7/24/27(2)	UZS	317,410,000	$ 27,846,778
			$ 163,504,148
Venezuela — 1.4%
Petroleos de Venezuela SA:
5.375%, 4/12/27(2)(10)	USD	15,487	$ 5,683,766
6.00%, 10/28/22(2)(10)	USD	32,501	11,862,822
6.00%, 5/16/24(2)(10)	USD	4,907	1,851,593
6.00%, 11/15/26(2)(10)	USD	14,198	5,381,097
8.50%, 10/20/27	USD	149	173,745
8.50%, 10/20/27	USD	17,323	20,267,910
9.00%, 11/17/21(2)(10)	USD	21,121	9,163,955
9.75%, 5/17/35(2)(10)	USD	23,234	10,578,663
12.75%, 2/17/22(2)(10)	USD	16,378	8,147,878
			$ 73,111,429
Total Foreign Corporate Bonds (identified cost $1,272,761,929)			$1,282,321,310

Senior Floating-Rate Loans — 3.5%(13)

Borrower/Description	Principal Amount (000’s omitted)	Value
Argentina — 0.8%
Provincia De Neuquen:
Term Loan, 11.043%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$1,155	$ 1,166,323
Term Loan, 11.154%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	1,385	1,398,584
Term Loan, 11.158%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	965	974,835
VMOS SA:
Term Loan, 9.338% - 9.342%, (6 mo. USD Term SOFR + 5.50%), 7/8/30	30,602	31,485,275
Term Loan, 7/8/30(14)	9,558	9,558,080
		$ 44,583,097
Jamaica — 0.1%
Digicel International Finance Ltd.:
Term Loan, 8.232%, (3 mo. USD Term SOFR + 4.50%), 8/6/32	$5,092	$ 5,131,902
Term Loan, 8/6/32(15)	1,390	1,401,097
		$ 6,532,999
Borrower/Description	Principal Amount (000’s omitted)		Value
Luxembourg — 0.0%†
Zacapa SARL, Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 3/22/29		$2,298	$ 2,303,246
			$ 2,303,246
Paraguay — 0.0%†
Frigorifico Concepcion SA, Term Loan, 9.326%, (3 mo. USD Term SOFR + 5.50%), 12/8/26		$6,262	$ 851,611
			$ 851,611
Puerto Rico — 0.3%
Coral-US Co-Borrower LLC, Term Loan, 7.003%, (3 mo. USD Term SOFR + 3.25%), 1/31/32		$13,171	$ 12,912,457
			$ 12,912,457
Singapore — 0.6%
HGDC Holdings Ltd., Term Loan, 8.582%, (3 mo. USD Term SOFR + 4.85%), 3/31/29		$17,650	$ 17,700,903
Princeton Digital Group Ltd.:
Term Loan, 8.393%, (3 mo. USD Term SOFR + 4.65%), 5/6/29		8,250	8,220,300
Term Loan, 9.153%, (3 mo. USD Term SOFR + 5.50%), 12/1/26		3,300	3,300,000
			$ 29,221,203
Suriname — 1.0%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(14)		$49,388	$ 49,388,227
Term Loan, 9.31% - 9.413%, (3 mo. USD Term SOFR + 5.50%), 5/24/32		5,612	5,715,176
			$ 55,103,403
Tanzania — 0.2%
PIH Communication LLC, Term Loan, 7.177%, (3 mo. USD Term SOFR + 3.50%), 12/12/29		$11,105	$ 11,088,266
			$ 11,088,266
Uzbekistan — 0.5%
Joint Stock Commercial Bank Agrobank, Term Loan, 17.25%, 7/21/28(16)	UZS	291,800,000	$ 24,425,195
			$ 24,425,195
Total Senior Floating-Rate Loans (identified cost $190,652,444)			$ 187,021,477

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Sovereign Government Bonds — 44.8%

Security	Principal Amount (000's omitted)		Value
Albania — 1.5%
Albania Government International Bonds, 4.75%, 2/14/35(2)	EUR	18,048	$ 20,833,484
Albanian Government Bonds:
3.70%, 1/10/28	ALL	57,700	713,222
3.90%, 1/22/30	ALL	224,100	2,773,823
4.05%, 2/7/32	ALL	370,100	4,490,638
4.30%, 7/10/27	ALL	615,000	7,643,147
4.70%, 2/23/27	ALL	141,600	1,759,912
4.95%, 7/22/29	ALL	1,882,900	24,075,988
5.25%, 1/26/29	ALL	883,700	11,322,794
5.25%, 1/23/35	ALL	153,200	1,947,064
5.59%, 2/19/40	ALL	136,100	1,666,620
6.13%, 7/25/34	ALL	60,800	803,931
			$ 78,030,623
Angola — 0.2%
Angola Government International Bonds:
9.125%, 11/26/49(2)	USD	3,712	$ 3,492,540
9.244%, 1/15/31(2)	USD	2,196	2,302,928
9.375%, 3/31/33(2)	USD	4,259	4,399,275
			$ 10,194,743
Argentina — 3.2%
Argentina Bonar Bonds:
0.75% to 7/9/27, 7/9/30(11)	USD	125,260	$ 68,378,182
1.00%, 7/9/29	USD	528	281,123
Argentina Republic Government International Bonds:
3.50% to 7/9/29, 7/9/41(11)	USD	21,300	15,793,950
4.125% to 7/9/27, 7/9/35(11)	USD	20,929	16,596,697
5.00% to 1/9/38(11)	USD	5,523	4,564,662
6.055%, 12/15/35(17)	EUR	72,199	10,936,779
Province of Santa Fe, 8.10%, 12/11/34(2)	USD	10,397	10,397,000
Provincia de Cordoba:
8.60%, 2/3/35(3)	USD	2,925	2,909,645
9.75%, 7/2/32(3)	USD	11,302	12,095,966
9.75%, 7/2/32(2)	USD	4,736	5,068,704
Provincia del Chubut Argentina, 9.45%, 4/29/36(3)	USD	22,232	23,715,319
			$ 170,738,027
Security	Principal Amount (000's omitted)		Value
Armenia — 2.8%
Republic of Armenia Treasury Bonds:
7.40%, 4/29/29	AMD	3,516,830	$ 9,617,219
8.60%, 4/29/30	AMD	7,655,358	21,641,525
9.00%, 10/29/35	AMD	20,634,001	59,316,194
9.25%, 4/29/28	AMD	2,997,750	8,458,266
9.60%, 10/29/33	AMD	12,810,466	38,031,738
9.75%, 10/29/50	AMD	884,427	2,624,337
9.75%, 10/29/52	AMD	953,900	2,810,483
12.50%, 10/29/37	AMD	1,047,550	3,715,970
			$ 146,215,732
Barbados — 0.3%
Barbados Government International Bonds, 8.00%, 6/26/35(2)	USD	16,848	$ 17,879,940
			$ 17,879,940
Bosnia and Herzegovina — 1.2%
Federation of Bosnia & Herzegovina Eurobond, 5.00%, 6/4/31(2)	EUR	35,262	$ 39,977,117
Republic of Srpska International Government Bonds:
6.25%, 4/2/31(2)	EUR	5,133	5,946,303
6.375%, 5/8/33(2)	EUR	13,210	15,169,354
Republic of Srpska Treasury Bonds, 1.50%, 9/25/26	BAM	42	24,812
			$ 61,117,586
Brazil — 3.9%
Brazil Letras do Tesouro Nacional, 0.00%, 10/1/26	BRL	503,900	$ 97,236,671
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/35(18)	BRL	130,492	107,954,442
			$ 205,191,113
Colombia — 6.4%
Colombia TES:
3.00%, 3/25/33	COP	17,166,591	$ 4,500,188
5.00%, 3/20/41	COP	36,356,750	10,237,443
6.50%, 1/22/31	COP	111,156,299	35,557,330
7.00%, 3/26/31	COP	116,014,400	30,124,076
7.00%, 6/30/32	COP	7,045,000	1,759,800
7.25%, 10/18/34	COP	11,940,000	2,852,412
11.75%, 1/24/35	COP	294,523,500	91,270,949
12.50%, 2/27/30	COP	259,172,700	81,917,064
13.25%, 2/9/33	COP	245,632,300	81,299,518
			$ 339,518,780

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Congo — 0.3%
DRC International Bonds, 9.50%, 4/16/37(2)	USD	13,256	$ 13,866,261
			$ 13,866,261
Egypt — 2.1%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	5,497,418	$ 102,006,570
24.458%, 10/1/27	EGP	345,494	6,630,599
Egypt Government International Bonds, 8.75%, 9/30/51(2)	USD	944	902,101
			$ 109,539,270
Ethiopia — 1.2%
Ethiopia Government International Bonds:
6.625%, 12/11/24(2)(10)	USD	57,704	$ 62,414,666
6.625%, 12/11/24(3)(10)	USD	244	263,919
			$ 62,678,585
Gabon — 0.1%
Gabon Government International Bonds, 9.375%, 8/5/33(2)(7)	USD	7,113	$ 6,546,303
			$ 6,546,303
Georgia — 0.0%†
Georgia Treasury Bonds:
8.25%, 8/28/29	GEL	962	$ 369,232
9.75%, 1/27/27	GEL	1,604	618,331
			$ 987,563
Ghana — 0.2%
Ghana Government International Bonds, 5.00% to 7/3/28, 7/3/29(2)(11)	USD	5,657	$ 5,547,903
Republic of Ghana Government Bonds:
8.50%, (5.00% cash and 3.50% PIK), 2/15/28	GHS	8,605	699,252
8.65%, (5.00% cash and 3.65% PIK), 2/13/29	GHS	32,507	2,599,004
9.10%, (5.00% cash and 4.10% PIK), 2/10/32	GHS	12,716	883,294
			$ 9,729,453
Hungary — 0.5%
Hungary Government Bonds:
3.00%, 10/27/38	HUF	5,318,530	$ 13,041,935
3.00%, 4/25/41	HUF	4,596,200	10,869,105
4.00%, 4/28/51	HUF	508,080	1,251,386
7.00%, 10/24/35	HUF	348,510	1,213,986
			$ 26,376,412
Security	Principal Amount (000's omitted)		Value
India — 1.5%
India Government Bonds:
7.09%, 8/5/54	INR	856,570	$ 8,599,042
7.24%, 8/18/55	INR	6,949,020	71,354,633
			$ 79,953,675
Kazakhstan — 5.0%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	5,463,265	$ 9,806,328
5.50%, 9/20/28	KZT	71,033	123,975
5.50%, 4/24/32	KZT	3,697,769	5,233,620
7.22%, 12/10/28	KZT	2,465,180	4,394,194
7.68%, 8/13/29	KZT	3,204,733	5,632,250
7.90%, 12/20/38	KZT	1,809,004	2,500,018
8.44%, 5/10/31	KZT	1,355,849	2,287,065
8.66%, 4/4/33	KZT	7,655,649	12,428,725
10.55%, 7/28/29	KZT	4,291,915	8,164,366
10.69%, 8/23/33	KZT	2,457,862	4,377,878
11.05%, 1/28/37	KZT	373,901	662,288
14.00%, 5/12/31	KZT	9,762,814	19,932,711
14.00%, 5/19/32	KZT	106,550	220,902
14.00%, 2/13/35	KZT	17,253,734	36,239,662
14.10%, 5/22/38	KZT	24,300,106	51,508,340
14.45%, 6/5/33	KZT	1,349,744	2,914,131
14.50%, 3/6/34	KZT	493,036	1,046,805
14.60%, 3/6/32	KZT	249,018	524,941
14.94%, 6/18/31	KZT	4,522,510	9,760,906
15.10%, 3/12/34	KZT	12,083,916	26,737,042
15.18%, 2/5/32	KZT	13,900,274	30,275,572
16.95%, 10/9/30	KZT	12,435,731	28,247,468
			$ 263,019,187
Kenya — 0.4%
Republic of Kenya Government International Bonds:
7.875%, 10/9/33(2)	USD	2,519	$ 2,472,519
8.25%, 2/28/48(2)	USD	2,768	2,584,566
8.70%, 2/26/39(2)	USD	10,293	9,918,993
8.80%, 10/9/38(2)	USD	5,204	5,078,400
9.50%, 3/5/36(2)	USD	456	471,055
			$ 20,525,533
Lebanon — 1.3%
Lebanon Government International Bonds:
5.80%, 4/14/20(2)(10)	USD	26,050	$ 6,981,074
6.00%, 1/27/23(2)(10)	USD	7,776	2,085,115

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.10%, 10/4/22(2)(10)	USD	31,847	$ 8,535,713
6.15%, 6/19/20(2)(10)	USD	5,638	1,513,239
6.20%, 2/26/25(2)(10)	USD	4,534	1,215,509
6.25%, 5/27/22(2)(10)	USD	6,489	1,750,002
6.25%, 11/4/24(2)(10)	USD	4,831	1,293,748
6.25%, 6/12/25(2)(10)	USD	5,322	1,435,876
6.375%, 3/9/20(2)(10)	USD	598	160,479
6.40%, 5/26/23(2)(10)	USD	35,906	9,661,856
6.60%, 11/27/26(2)(10)	USD	6,117	1,664,639
6.65%, 4/22/24(2)(10)	USD	25,098	6,737,872
6.65%, 11/3/28(2)(10)	USD	5,023	1,383,978
6.65%, 2/26/30(2)(10)	USD	5,976	1,648,824
6.75%, 11/29/27(2)(10)	USD	10,845	2,981,507
6.85%, 3/23/27(2)(10)	USD	5,318	1,463,572
6.85%, 5/25/29(2)(10)	USD	24,883	6,860,371
7.00%, 12/3/24(2)(10)	USD	2,937	794,165
7.00%, 3/20/28(2)(10)	USD	10,293	2,832,619
7.00%, 4/22/31(2)(10)	USD	17,189	4,753,782
7.00%, 3/23/32(2)(10)	USD	4,000	1,110,725
7.05%, 11/2/35(2)(10)	USD	2,354	668,489
7.25%, 3/23/37(2)(10)	USD	7,621	2,163,429
8.20%, 5/17/33(2)(10)	USD	3,092	883,568
8.25%, 4/12/21(2)(10)	USD	1,109	318,496
			$ 70,898,647
Mongolia — 0.4%
Mongolia Government International Bonds:
5.95%, 3/9/32(3)	USD	391	$ 388,451
6.625%, 2/25/30(3)	USD	2,000	2,050,225
6.625%, 2/25/30(2)	USD	16,771	17,192,158
7.875%, 6/5/29(2)	USD	1,100	1,162,575
			$ 20,793,409
Montenegro — 0.6%
Montenegro Government International Bonds, 4.875%, 4/1/32(2)	EUR	28,410	$ 32,946,471
			$ 32,946,471
Mozambique — 0.2%
Mozambique International Bonds, 9.00%, 9/15/31(2)	USD	9,613	$ 8,736,632
			$ 8,736,632
Security	Principal Amount (000's omitted)		Value
Poland — 1.8%
Republic of Poland Government Bonds, 2.00%, 8/25/36(18)	PLN	400,566	$ 96,695,493
			$ 96,695,493
Serbia — 0.3%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	138,250	$ 1,297,420
4.50%, 8/20/32		40,280	378,668
7.00%, 10/26/31	RSD	1,190,920	12,596,138
			$ 14,272,226
South Africa — 2.1%
Republic of South Africa Government Bonds:
8.50%, 1/31/37	ZAR	1,056,662	$ 62,308,475
8.75%, 1/31/44	ZAR	534,345	30,817,822
8.875%, 2/28/35	ZAR	309,239	19,043,917
			$ 112,170,214
Sri Lanka — 1.0%
Sri Lanka Government Bonds:
9.00%, 6/1/33	LKR	270,000	$ 695,526
9.00%, 11/1/33	LKR	1,271,000	3,244,175
9.75%, 7/1/30	LKR	4,717,000	13,330,327
10.25%, 9/15/34	LKR	2,519,000	6,798,987
10.35%, 10/15/29	LKR	614,000	1,794,059
11.00%, 10/15/28	LKR	1,887,400	5,657,289
11.00%, 9/15/29	LKR	215,000	640,329
11.00%, 12/15/29	LKR	3,834,000	11,395,792
11.00%, 5/15/30	LKR	309,000	911,490
11.00%, 10/15/30	LKR	1,296,000	3,795,915
11.25%, 3/15/31	LKR	423,000	1,242,247
11.50%, 12/15/32	LKR	1,444,000	4,224,139
			$ 53,730,275
Suriname — 1.5%
Suriname Government International Bonds:
7.70%, 11/6/30(3)	USD	10,980	$ 11,281,950
7.70%, 11/6/30(2)	USD	5,082	5,221,755
8.50%, 11/6/35(3)	USD	40,917	43,985,775
8.50%, 11/6/35(2)	USD	17,070	18,350,250
			$ 78,839,730
Uzbekistan — 2.4%
National Bank of Uzbekistan, 19.875%, 7/5/27(2)	UZS	175,670,000	$ 15,547,228

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
Republic of Uzbekistan Bonds:
12.25%, 4/13/29	UZS	264,747,500	$ 22,624,388
12.25%, 4/13/29(2)	UZS	794,242,500	67,873,163
15.50%, 2/25/28(2)	UZS	162,000,000	14,446,430
16.25%, 10/12/26(2)	UZS	73,970,000	6,282,408
			$ 126,773,617
Venezuela — 1.0%
Venezuela Government International Bonds:
6.00%, 12/9/20(2)(10)	USD	9,158	$ 3,902,986
7.00%, 12/1/18(2)(10)	USD	8,167	3,573,062
7.00%, 3/31/38(2)(10)	USD	809	354,746
7.65%, 4/21/25(2)(10)	USD	8,264	3,743,675
7.75%, 10/13/19(2)(10)	USD	16,376	7,577,444
8.25%, 10/13/24(2)(10)	USD	16,378	7,623,983
9.00%, 5/7/23(2)(10)	USD	12,056	5,847,063
9.25%, 9/15/27(10)	USD	1,512	753,460
9.25%, 5/7/28(2)(10)	USD	3,005	1,468,743
9.375%, 1/13/34(10)	USD	3,245	1,594,950
11.75%, 10/21/26(2)(10)	USD	6,752	3,713,325
11.95%, 8/5/31(2)(10)	USD	9,259	5,087,985
12.75%, 8/23/22(2)(10)	USD	12,511	6,993,942
13.625%, 8/15/18(2)(10)	USD	2,310	1,371,424
			$ 53,606,788
Zambia — 1.4%
Zambia Government Bonds:
13.00%, 9/20/31(2)	ZMW	9,082	$ 453,170
13.00%, 6/26/33	ZMW	21,188	1,015,255
14.00%, 7/24/38	ZMW	7,101	327,781
14.90%, 2/16/29	ZMW	77,893	4,211,189
14.98%, 2/16/31	ZMW	3,500	187,117
16.00%, 10/27/28	ZMW	39,221	2,160,821
16.00%, 11/24/28	ZMW	24,514	1,350,733
16.49%, 11/24/30	ZMW	56,382	3,155,943
16.60%, 2/16/36	ZMW	93,720	5,050,744
16.85%, 1/26/33	ZMW	53,435	2,949,177
16.95%, 12/22/32	ZMW	34,839	1,944,887
17.00%, 11/24/32	ZMW	49,062	2,717,329
17.19%, 1/26/36	ZMW	121,724	6,688,792
17.50%, 11/24/35	ZMW	53,930	2,994,730
17.50%, 12/22/35	ZMW	53,857	2,991,832
17.59%, 2/16/41	ZMW	395,775	21,342,636
18.49%, 5/27/32	ZMW	9,082	543,022
Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bonds: (continued)
18.79%, 1/26/41	ZMW	15,713	$ 890,172
18.99%, 10/27/40	ZMW	48,365	2,764,953
18.99%, 11/24/40	ZMW	73,542	4,200,887
19.00%, 6/23/35	ZMW	24,514	1,416,974
19.00%, 8/18/35	ZMW	24,514	1,430,573
19.00%, 9/29/35	ZMW	8,580	499,924
22.50%, 11/25/34	ZMW	22,063	1,526,545
22.80%, 2/17/40	ZMW	1,101	72,462
26.50%, 4/30/39	ZMW	2,967	236,605
			$ 73,124,253
Total Sovereign Government Bonds (identified cost $2,177,761,345)			$2,364,696,541

Sovereign Loans — 2.5%

Borrower/Description	Principal Amount (000's omitted)		Value
Argentina — 1.2%
Argentine Republic, 10.038%, (6 mo. USD Term SOFR + 6.20%), 1/7/31(19)	USD	62,400	$ 62,400,000
			$ 62,400,000
Bahamas — 0.3%
Commonwealth of the Bahamas, 9.445%, (6 mo. EURIBOR + 6.85%), 11/24/28(19)	EUR	13,175	$ 15,552,817
			$ 15,552,817
Ivory Coast — 0.0%†
Republic of Ivory Coast, Term Loan, 8.304%, (6 mo. EURIBOR + 5.75%), 1/6/28(19)	EUR	315	$ 363,242
			$ 363,242
Tanzania — 1.0%
Government of the United Republic of Tanzania:
Term Loan, 9.068%, (6 mo. USD Term SOFR + 5.45%), 2/27/31(19)	USD	36,545	$ 36,728,182
Term Loan, 10.409%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(19)	USD	15,181	15,181,110
			$ 51,909,292
Total Sovereign Loans (identified cost $128,865,310)			$ 130,225,351

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Short-Term Investments — 21.5%

Affiliated Fund — 8.0%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(20)	421,840,124	$ 421,840,124
Total Affiliated Fund (identified cost $421,840,124)		$ 421,840,124

Sovereign Government Securities — 9.6%

Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills, 0.00%, 1/28/27	ALL	578,910	$ 7,031,030
			$ 7,031,030
Egypt — 5.2%
Egypt Treasury Bills:
0.00%, 9/15/26	EGP	3,620,175	$ 69,184,861
0.00%, 9/22/26	EGP	134,175	2,552,270
0.00%, 10/20/26	EGP	178,875	3,340,267
0.00%, 1/19/27	EGP	357,775	6,295,493
0.00%, 3/16/27	EGP	11,224,000	190,612,176
0.00%, 4/20/27	EGP	268,350	4,460,323
			$ 276,445,390
Nigeria — 4.3%
Nigeria OMO Bills:
0.00%, 8/4/26	NGN	4,251,245	$ 3,114,191
0.00%, 8/11/26	NGN	34,383,693	25,208,192
0.00%, 8/18/26	NGN	5,348,746	3,905,354
0.00%, 8/25/26	NGN	1,164,261	846,648
0.00%, 9/1/26	NGN	4,522,788	3,275,885
0.00%, 9/8/26	NGN	36,212,898	26,126,776
0.00%, 9/15/26	NGN	16,596,473	11,927,934
0.00%, 9/22/26	NGN	8,195,270	5,867,675
0.00%, 9/29/26	NGN	13,555,661	9,700,382
0.00%, 10/6/26	NGN	47,813,681	33,981,293
0.00%, 10/13/26	NGN	2,599,148	1,840,559
0.00%, 10/20/26	NGN	2,340,877	1,651,786
0.00%, 10/27/26	NGN	61,509,445	43,251,249
0.00%, 11/3/26	NGN	16,228,809	11,371,373
0.00%, 11/10/26	NGN	36,159,059	25,245,212
0.00%, 1/12/27	NGN	12,733,413	8,616,855
Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria OMO Bills: (continued)
0.00%, 1/19/27	NGN	17,591,214	$ 11,864,500
			$ 227,795,864
Total Sovereign Government Securities (identified cost $512,233,604)			$ 511,272,284

U.S. Treasury Obligations — 3.9%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/6/26(21)	$6,683	$ 6,681,698
0.00%, 9/10/26(21)	24,316	24,223,256
0.00%, 10/8/26(21)	168,890	167,753,394
0.00%, 10/15/26(21)	6,110	6,064,441
0.00%, 10/29/26(21)	1,700	1,684,915
Total U.S. Treasury Obligations (identified cost $206,347,356)		$ 206,407,704
Total Short-Term Investments (identified cost $1,140,421,084)		$1,139,520,112

Total Purchased Options — 0.1% (identified cost $4,977,493)	$ 3,998,930
Total Investments — 96.9% (identified cost $4,930,385,320)	$5,120,834,139
Less Unfunded Loan Commitments — (1.1)%	$ (58,946,307)
Net Investments — 95.8% (identified cost $4,871,439,013)	$5,061,887,832
Total Written Options — (0.1)% (premiums received $3,298,990)	$ (3,031,716)
Other Assets, Less Liabilities — 4.3%	$ 224,293,986
Net Assets — 100.0%	$5,283,150,102

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

(2)
Security exempt from registration under Regulation S of the Securities
Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $1,296,542,948 or 24.5% of the Fund's net assets.

(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $491,274,859 or 9.3% of the Fund's net assets.

(4)
Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.)
in addition to the market risk of the underlying security.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	When-issued security.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at July 31, 2026.
(10)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(11)	Step coupon security. Interest rate represents the rate in effect at July 31, 2026.
(12)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(13)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and
secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(14)
Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any.
At July 31, 2026, the total value of unfunded loan commitments is
$58,946,307. See Note 1F for description.

(15)	This Senior Loan will settle after July 31, 2026, at which time the interest rate will be determined.
(16)	Fixed-rate loan.
(17)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2026.
(18)
Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(19)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(20)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of July 31, 2026.
(21)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CLP	Bank of America, N.A.	USD	481,573	CLP	875.00	10/26/26	$63,941
Put USD vs. Call CLP	Bank of America, N.A.	USD	44,438,000	CLP	886.00	1/27/27	571,873

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Purchased Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Bank of America, N.A.	USD	42,000,000	CNH	6.60	11/4/26	$25,158
Put USD vs. Call CNH	Barclays Bank PLC	USD	39,000,000	CNH	6.60	11/4/26	23,361
Put USD vs. Call CNH	Barclays Bank PLC	USD	22,000,000	CNH	6.60	11/10/26	17,358
Put USD vs. Call CNH	Citibank, N.A.	USD	26,000,000	CNH	6.60	11/4/26	15,574
Put USD vs. Call CNH	Goldman Sachs International	USD	37,000,000	CNH	6.60	11/4/26	22,163
Put USD vs. Call CNH	Goldman Sachs International	USD	19,600,000	CNH	6.60	11/10/26	15,464
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	52,000,000	CNH	6.60	11/4/26	31,148
Put USD vs. Call INR	Bank of America, N.A.	USD	1,400,000	INR	92.00	9/30/26	34,495
Put USD vs. Call INR	Bank of America, N.A.	USD	1,000,000	INR	92.00	10/1/26	25,215
Put USD vs. Call INR	Barclays Bank PLC	USD	29,000,000	INR	94.00	9/10/26	37,294
Put USD vs. Call INR	Barclays Bank PLC	USD	800,000	INR	92.00	9/30/26	19,711
Put USD vs. Call INR	Barclays Bank PLC	USD	419,100	INR	92.00	10/1/26	10,568
Put USD vs. Call INR	BNP Paribas	USD	37,000,000	INR	94.00	9/10/26	47,582
Put USD vs. Call INR	Goldman Sachs International	USD	27,000,000	INR	94.00	9/10/26	34,722
Put USD vs. Call INR	Goldman Sachs International	USD	28,100,000	INR	95.00	10/16/26	137,690
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,490,000	INR	92.00	9/30/26	36,712
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	28,000,000	INR	95.00	10/16/26	137,200
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	42,300,000	INR	85.50	1/25/29	42,131
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	22,510
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	21,770,000	INR	85.50	1/30/29	21,922
Put USD vs. Call KRW	Bank of America, N.A.	USD	19,200,000	KRW	1,440.00	9/8/26	197,702
Put USD vs. Call KRW	Barclays Bank PLC	USD	18,000,000	KRW	1,420.00	9/17/26	165,222
Put USD vs. Call KRW	Barclays Bank PLC	USD	17,000,000	KRW	1,425.00	10/1/26	206,312
Put USD vs. Call KRW	Barclays Bank PLC	USD	10,644,000	KRW	1,450.00	12/18/26	314,083
Put USD vs. Call KRW	Citibank, N.A.	USD	12,000,000	KRW	1,440.00	9/10/26	124,824
Put USD vs. Call KRW	Citibank, N.A.	USD	18,000,000	KRW	1,420.00	9/22/26	174,870
Put USD vs. Call KRW	Goldman Sachs International	USD	18,000,000	KRW	1,420.00	9/21/26	171,468
Put USD vs. Call KRW	Goldman Sachs International	USD	33,500,000	KRW	1,440.00	1/20/27	341,398
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	13,000,000	KRW	1,440.00	9/8/26	133,861
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	17,000,000	KRW	1,420.00	9/28/26	175,219
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	49,050,000	KRW	1,440.00	1/20/27	499,869
Put USD vs. Call KRW	Standard Chartered Bank	USD	9,500,000	KRW	1,440.00	9/14/26	100,310
Total							$3,998,930

Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call EUR vs. Put HUF	BNP Paribas	EUR	10,539,000	HUF	414.70	7/18/28	$(262,980)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	9,254,000	HUF	397.40	6/7/28	(314,396)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	9,254,000	HUF	400.76	6/8/28	(292,232)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	12,423,000	HUF	397.40	6/29/28	(436,715)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	21,079,000	HUF	399.60	7/13/28	(720,661)
Call HUF vs. Put EUR	BNP Paribas	EUR	10,539,000	HUF	351.90	7/18/28	(157,734)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	9,254,000	HUF	348.10	6/7/28	(109,220)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	9,254,000	HUF	350.40	6/8/28	(123,595)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Written Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	12,423,000	HUF	350.30	6/29/28	$(168,283)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	21,079,000	HUF	353.10	7/13/28	(333,350)
Call USD vs. Put INR	Barclays Bank PLC	USD	29,000,000	INR	100.00	9/10/26	(7,598)
Call USD vs. Put INR	BNP Paribas	USD	37,000,000	INR	100.00	9/10/26	(9,694)
Call USD vs. Put INR	Goldman Sachs International	USD	27,000,000	INR	100.00	9/10/26	(7,074)
Call USD vs. Put INR	Goldman Sachs International	USD	28,100,000	INR	100.50	10/16/26	(25,712)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	28,000,000	INR	100.00	10/16/26	(33,712)
Call USD vs. Put KRW	Barclays Bank PLC	USD	10,644,000	KRW	1,600.00	12/18/26	(28,760)
Total							$(3,031,716)

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	262,023,781	USD	50,315,264	8/4/26	$1,374,621
BRL	154,308,219	USD	30,012,004	8/4/26	428,646
BRL	81,741,172	USD	15,947,110	8/4/26	178,112
BRL	40,168,000	USD	7,865,283	8/4/26	58,728
BRL	216,784,400	USD	43,439,850	8/4/26	(674,416)
USD	7,353,112	BRL	38,000,000	8/4/26	(143,214)
USD	7,885,235	BRL	40,815,000	8/4/26	(166,411)
USD	11,811,594	BRL	61,125,000	8/4/26	(246,640)
USD	22,629,069	BRL	116,000,000	8/4/26	(254,452)
USD	15,696,395	BRL	81,741,172	8/4/26	(428,828)
USD	24,156,923	BRL	125,000,000	8/4/26	(502,043)
USD	57,034,274	BRL	292,344,400	8/4/26	(637,012)
PEN	85,000,000	USD	25,099,660	8/11/26	(95,248)
PEN	57,000,000	USD	16,961,762	8/11/26	(194,097)
CLP	1,616,448,425	USD	1,733,245	8/31/26	5,658
EUR	7,503,516	USD	8,584,013	9/16/26	83,386
EUR	1,125,885	USD	1,301,569	9/16/26	(1,046)
EUR	1,237,218	USD	1,430,274	9/16/26	(1,150)
EUR	3,212,511	USD	3,713,794	9/16/26	(2,985)
EUR	4,775,917	USD	5,521,155	9/16/26	(4,437)
EUR	4,918,000	USD	5,685,409	9/16/26	(4,569)
EUR	16,160,638	USD	18,682,357	9/16/26	(15,015)
EUR	28,900,000	USD	33,409,579	9/16/26	(26,852)
EUR	69,268,530	USD	80,077,247	9/16/26	(64,359)
INR	211,000,000	USD	2,223,112	9/16/26	(19,959)
INR	371,000,000	USD	3,906,933	9/16/26	(33,143)
INR	423,000,000	USD	4,454,132	9/16/26	(37,386)
INR	1,004,000,000	USD	10,578,443	9/16/26	(95,196)
KRW	39,285,000,000	USD	25,923,848	9/16/26	1,311,395

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	24,302,000,000	USD	16,027,171	9/16/26	$820,757
KRW	19,578,000,000	USD	12,874,334	9/16/26	698,571
KRW	18,987,000,000	USD	12,491,036	9/16/26	672,144
KRW	6,183,000,000	USD	4,058,156	9/16/26	228,353
KRW	4,066,000,000	USD	2,683,120	9/16/26	135,729
KRW	2,516,000,000	USD	1,659,302	9/16/26	84,973
KRW	2,026,000,000	USD	1,332,281	9/16/26	72,291
KRW	1,965,393,732	USD	1,292,980	9/16/26	69,575
KRW	6,250,000,000	USD	4,263,592	9/16/26	69,366
KRW	640,000,000	USD	420,058	9/16/26	23,637
PEN	82,575,000	USD	24,173,009	9/16/26	84,642
PEN	102,000,000	USD	29,941,878	9/16/26	22,160
PEN	28,468,810	USD	8,353,524	9/16/26	9,618
PEN	150,210,000	USD	44,154,737	9/16/26	(28,285)
TWD	273,600,200	USD	8,472,955	9/16/26	10,000
TWD	119,700,067	USD	3,705,196	9/16/26	6,096
TWD	176,699,733	USD	5,472,783	9/16/26	5,780
TWD	74,582,008	USD	2,352,522	9/16/26	(40,112)
TWD	78,462,882	USD	2,480,663	9/16/26	(47,927)
TWD	110,088,670	USD	3,467,687	9/16/26	(54,396)
TWD	88,175,179	USD	2,792,851	9/16/26	(58,985)
TWD	115,882,777	USD	3,654,505	9/16/26	(61,568)
TWD	120,729,270	USD	3,816,539	9/16/26	(73,336)
TWD	142,698,428	USD	4,502,238	9/16/26	(77,883)
TWD	182,273,500	USD	5,741,440	9/16/26	(90,063)
TWD	196,685,236	USD	6,219,689	9/16/26	(121,477)
TWD	199,897,650	USD	6,319,813	9/16/26	(122,000)
TWD	273,495,517	USD	8,629,116	9/16/26	(149,407)
TWD	347,648,332	USD	10,962,882	9/16/26	(184,070)
TWD	399,795,926	USD	12,613,411	9/16/26	(217,766)
TWD	566,654,625	USD	17,877,853	9/16/26	(308,766)
USD	3,387,940	COP	12,068,688,000	9/16/26	(399,586)
USD	4,971,396	COP	17,380,000,000	9/16/26	(482,982)
USD	4,965,072	COP	17,360,374,000	9/16/26	(483,147)
USD	5,482,683	COP	19,205,838,000	9/16/26	(544,700)
USD	6,546,533	COP	23,970,787,000	9/16/26	(976,236)
USD	11,324,977	COP	41,298,000,000	9/16/26	(1,635,605)
USD	11,956,797	COP	43,379,260,000	9/16/26	(1,656,948)
USD	23,083,079	COP	81,050,000,000	9/16/26	(2,352,903)
USD	23,692,540	COP	83,291,123,000	9/16/26	(2,446,775)
USD	47,923,174	COP	171,541,000,000	9/16/26	(5,911,666)
USD	46,711,379	COP	168,686,000,000	9/16/26	(6,227,474)
USD	127,694,355	COP	463,524,122,661	9/16/26	(17,773,765)
USD	95,115,486	EUR	82,276,929	9/16/26	76,445

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	80,077,247	EUR	69,268,530	9/16/26	$64,359
USD	58,594,634	EUR	50,685,611	9/16/26	47,093
USD	33,409,579	EUR	28,900,000	9/16/26	26,851
USD	32,370,178	EUR	28,000,896	9/16/26	26,016
USD	30,406,097	EUR	26,301,924	9/16/26	24,438
USD	29,395,803	EUR	25,427,998	9/16/26	23,626
USD	24,369,340	EUR	21,080,000	9/16/26	19,586
USD	21,572,471	EUR	18,660,648	9/16/26	17,338
USD	21,471,725	EUR	18,573,501	9/16/26	17,257
USD	13,630,077	EUR	11,790,308	9/16/26	10,955
USD	10,350,046	EUR	8,953,011	9/16/26	8,318
USD	5,269,167	EUR	4,557,942	9/16/26	4,235
USD	1,121,249	EUR	969,905	9/16/26	901
USD	420,126	EUR	363,418	9/16/26	338
USD	1,415,376	EUR	1,237,218	9/16/26	(13,749)
USD	36,446	INR	3,500,000	9/16/26	(99)
USD	20,576,474	INR	1,976,000,000	9/16/26	(55,892)
USD	41,180,756	INR	3,954,670,375	9/16/26	(111,859)
USD	54,784,769	PEN	186,323,000	9/16/26	49,579
USD	2,916,765	PEN	9,922,544	9/16/26	1,868
USD	5,177,240	PEN	17,643,000	9/16/26	(5,657)
USD	5,546,527	PEN	18,907,000	9/16/26	(7,690)
USD	9,959,824	PEN	33,963,000	9/16/26	(17,319)
USD	14,953,211	PEN	50,974,000	9/16/26	(21,170)
USD	8,627,468	PEN	29,449,000	9/16/26	(23,619)
USD	16,992,851	PEN	58,000,000	9/16/26	(45,523)
USD	23,801,166	PEN	81,231,000	9/16/26	(61,665)
BRL	292,344,400	USD	56,257,759	10/2/26	635,562
BRL	116,000,000	USD	22,321,643	10/2/26	253,187
USD	21,764,500	BRL	111,900,000	10/2/26	(12,427)
USD	43,578,919	BRL	224,000,000	10/2/26	(13,857)
USD	32,679,103	BRL	168,000,000	10/2/26	(15,479)
USD	15,729,992	BRL	81,741,172	10/2/26	(177,707)
TWD	52,168,000	USD	1,634,899	10/8/26	(17,628)
TWD	52,200,000	USD	1,637,903	10/8/26	(19,639)
TWD	70,358,000	USD	2,204,198	10/8/26	(23,015)
TWD	82,590,000	USD	2,591,872	10/8/26	(31,482)
TWD	78,000,000	USD	2,470,845	10/8/26	(52,751)
TWD	80,510,000	USD	2,553,627	10/8/26	(57,720)
TWD	110,600,000	USD	3,505,547	10/8/26	(76,812)
TWD	136,070,000	USD	4,314,232	10/8/26	(95,897)
TWD	95,688,100	USD	2,990,253	10/13/26	(23,928)
TWD	191,379,100	USD	5,981,345	10/13/26	(48,605)
TWD	287,067,300	USD	8,951,830	10/13/26	(52,763)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	326,238,273	USD	10,176,723	10/13/26	$(63,358)
TWD	256,393,000	USD	8,016,039	10/13/26	(67,873)
TWD	343,206,000	USD	10,714,239	10/13/26	(74,876)
TWD	504,978,227	USD	15,784,516	10/13/26	(130,224)
TWD	128,421,663	USD	4,069,397	10/22/26	(88,630)
TWD	236,032,337	USD	7,474,345	10/22/26	(157,902)
USD	1,729,284	CLP	1,616,448,425	10/28/26	(10,644)
CLP	1,283,348,083	USD	1,373,936	10/30/26	7,481
					$(40,084,074)

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	20,913,000	USD	23,766,936	Citibank, N.A.	8/3/26	$348,886	$ —
KZT	5,673,771,632	USD	11,933,728	Citibank, N.A.	8/3/26	28,809	—
KZT	9,091,812,632	USD	19,188,731	Deutsche Bank AG	8/3/26	—	(19,622)
KZT	3,418,041,000	USD	6,446,501	ICBC Standard Bank plc	8/3/26	760,071	—
TRY	1,250,118,572	USD	26,256,376	Standard Chartered Bank	8/3/26	51,525	—
USD	11,974,782	KZT	5,673,771,632	Citibank, N.A.	8/3/26	12,245	—
USD	18,028,579	KZT	9,091,812,632	Deutsche Bank AG	8/3/26	—	(1,140,530)
USD	26,356,917	TRY	1,250,118,572	Standard Chartered Bank	8/3/26	49,016	—
USD	15,379,271	ZAR	253,427,699	Citibank, N.A.	8/3/26	39,772	—
TRY	2,270,269,113	USD	47,689,600	Standard Chartered Bank	8/4/26	49,652	—
TRY	1,639,870,005	USD	34,429,351	Standard Chartered Bank	8/5/26	27,154	—
EUR	675,432	USD	771,506	Barclays Bank PLC	8/7/26	7,460	—
EUR	1,126,240	USD	1,285,803	BNP Paribas	8/7/26	13,074	—
EUR	276,140	USD	315,422	Standard Chartered Bank	8/7/26	3,046	—
KZT	3,400,592,000	USD	5,910,167	Deutsche Bank AG	8/7/26	1,251,556	—
TRY	2,329,022,930	USD	48,857,717	Standard Chartered Bank	8/7/26	3,404	—
USD	906,122	EUR	793,600	Citibank, N.A.	8/7/26	—	(9,125)
USD	9,643,814	EUR	8,460,000	Citibank, N.A.	8/7/26	—	(112,983)
USD	23,770,954	EUR	20,913,000	Citibank, N.A.	8/7/26	—	(347,709)
USD	5,508,022	EUR	4,775,917	Goldman Sachs International	8/7/26	25	—
USD	6,795,340	EUR	5,936,278	Standard Chartered Bank	8/7/26	—	(50,884)
USD	7,019,518	EUR	6,145,316	Standard Chartered Bank	8/7/26	—	(67,787)
USD	15,151,213	EUR	13,264,300	Standard Chartered Bank	8/7/26	—	(146,314)
USD	40,278,196	EUR	35,262,000	Standard Chartered Bank	8/7/26	—	(388,963)
USD	2,388,413	EUR	2,087,565	UBS AG	8/7/26	—	(19,146)
USD	5,332,925	KZT	2,532,606,110	Deutsche Bank AG	8/7/26	—	(801)
USD	2,056,838	KZT	1,020,028,722	Goldman Sachs International	8/7/26	—	(91,365)
KZT	3,402,777,000	USD	5,910,842	Deutsche Bank AG	8/10/26	1,247,438	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	1,181,004,873	USD	2,521,214	Deutsche Bank AG	8/10/26	$ —	$(36,784)
TRY	1,250,118,572	USD	26,216,181	Standard Chartered Bank	8/10/26	—	(50,345)
USD	11,907,181	KZT	5,673,771,632	Citibank, N.A.	8/10/26	—	(28,495)
USD	9,123,509	KZT	4,531,190,857	Deutsche Bank AG	8/10/26	—	(408,567)
USD	14,113,289	KZT	7,038,212,445	Deutsche Bank AG	8/10/26	—	(692,704)
USD	16,242,215	KZT	8,066,695,970	Deutsche Bank AG	8/10/26	—	(727,355)
VND	64,027,010,200	USD	2,394,428	Citibank, N.A.	8/12/26	38,782	—
GHS	4,211,000	USD	377,671	Standard Chartered Bank	8/24/26	—	(18,578)
VND	45,013,588,000	USD	1,682,122	Goldman Sachs International	8/26/26	26,975	—
USD	2,974,449	KZT	1,430,263,974	Deutsche Bank AG	8/27/26	—	(15,315)
USD	2,974,449	KZT	1,430,710,142	Deutsche Bank AG	8/27/26	—	(16,248)
USD	3,131,117	KZT	1,507,633,050	Deutsche Bank AG	8/31/26	—	(15,696)
USD	6,262,235	KZT	3,015,266,100	Deutsche Bank AG	8/31/26	—	(31,391)
GHS	4,294,251	USD	377,686	Standard Chartered Bank	9/1/26	—	(12,008)
EUR	61,628,104	PLN	268,790,974	Barclays Bank PLC	9/2/26	—	(800,265)
PLN	45,000,000	EUR	10,420,526	Barclays Bank PLC	9/2/26	15,095	—
PLN	223,790,974	EUR	52,685,832	Barclays Bank PLC	9/2/26	—	(921,440)
EUR	63,191,767	PLN	276,287,045	Barclays Bank PLC	9/4/26	—	(995,433)
KZT	954,629,060	USD	1,788,030	Bank of America, N.A.	9/4/26	201,568	—
KZT	953,466,840	USD	1,788,030	Bank of America, N.A.	9/4/26	199,146	—
PLN	138,143,523	EUR	31,983,590	Barclays Bank PLC	9/4/26	50,083	—
PLN	138,143,522	EUR	32,515,069	Barclays Bank PLC	9/4/26	—	(563,545)
USD	2,616,704	KZT	1,249,214,716	Deutsche Bank AG	9/4/26	13,143	—
USD	6,123,585	KZT	3,123,946,820	Deutsche Bank AG	9/4/26	—	(387,215)
EUR	126,370,933	PLN	550,345,412	Barclays Bank PLC	9/8/26	—	(1,386,211)
KZT	950,033,823	USD	1,782,762	Bank of America, N.A.	9/8/26	194,497	—
PLN	275,172,706	EUR	63,694,437	Barclays Bank PLC	9/8/26	105,373	—
PLN	275,172,706	EUR	64,756,423	Barclays Bank PLC	9/8/26	—	(1,120,955)
EUR	92,728,546	PLN	403,740,091	Barclays Bank PLC	9/9/26	—	(988,199)
PLN	201,870,046	EUR	46,724,851	Barclays Bank PLC	9/9/26	77,706	—
PLN	201,870,045	EUR	47,510,013	Barclays Bank PLC	9/9/26	—	(828,995)
KZT	3,820,135,874	USD	7,279,916	Deutsche Bank AG	9/14/26	654,141	—
KZT	3,254,026,390	USD	6,224,228	Deutsche Bank AG	9/14/26	534,074	—
USD	1,532,618	KZT	766,845,568	Citibank, N.A.	9/14/26	—	(60,047)
USD	3,904,785	KZT	1,952,783,000	Citibank, N.A.	9/14/26	—	(150,959)
USD	3,107,444	KZT	1,509,596,200	Deutsche Bank AG	9/14/26	—	(27,843)
USD	3,107,444	KZT	1,510,528,433	Deutsche Bank AG	9/14/26	—	(29,779)
USD	3,107,444	KZT	1,510,839,177	Deutsche Bank AG	9/14/26	—	(30,425)
USD	3,107,444	KZT	1,511,460,666	Deutsche Bank AG	9/14/26	—	(31,716)
USD	28,319,354	KZT	13,700,903,485	Deutsche Bank AG	9/14/26	—	(136,113)
USD	1,292,210	EGP	77,468,000	Deutsche Bank AG	9/15/26	—	(195,283)
USD	15,047,804	EGP	904,373,000	Goldman Sachs International	9/15/26	—	(2,317,416)
EUR	29,921,189	HUF	10,718,517,926	JPMorgan Chase Bank, N.A.	9/16/26	749,719	—
EUR	85,821,103	PLN	365,733,498	Standard Chartered Bank	9/16/26	1,235,426	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,472,899	PLN	10,763,864	Standard Chartered Bank	9/16/26	$ —	$(24,737)
HUF	13,612,422,065	EUR	38,016,092	Barclays Bank PLC	9/16/26	—	(971,137)
HUF	2,332,600,000	EUR	6,486,731	Citibank, N.A.	9/16/26	—	(134,488)
HUF	57,058,071,078	EUR	159,223,123	Deutsche Bank AG	9/16/26	—	(3,925,313)
HUF	3,045,100,000	EUR	8,321,191	Goldman Sachs International	9/16/26	—	(5,844)
HUF	192,363,199	EUR	538,945	JPMorgan Chase Bank, N.A.	9/16/26	—	(15,713)
HUF	47,380,029,764	EUR	132,263,326	JPMorgan Chase Bank, N.A.	9/16/26	—	(3,314,049)
KZT	3,804,120,059	USD	7,279,916	Deutsche Bank AG	9/16/26	615,382	—
KZT	1,898,966,065	USD	3,639,958	Deutsche Bank AG	9/16/26	301,270	—
PEN	16,753,790	USD	4,913,895	Standard Chartered Bank	9/16/26	7,784	—
USD	4,563,489	JPY	725,383,891	Goldman Sachs International	9/16/26	—	(11,024)
USD	3,168,443	KZT	1,531,942,005	Bank of America, N.A.	9/16/26	—	(11,041)
USD	3,217,945	KZT	1,559,416,063	Bank of America, N.A.	9/16/26	—	(18,560)
USD	11,478,169	KZT	5,528,001,000	Deutsche Bank AG	9/16/26	5,026	—
USD	21,352,169	ZAR	353,004,742	Bank of America, N.A.	9/16/26	57,041	—
USD	15,237,003	ZAR	253,427,699	BNP Paribas	9/16/26	—	(51,108)
USD	58,741,826	ZAR	974,119,808	Deutsche Bank AG	9/16/26	—	(22,276)
USD	4,474,083	ZAR	75,053,621	Standard Chartered Bank	9/16/26	—	(53,552)
USD	9,164,159	ZAR	151,679,652	UBS AG	9/16/26	14,033	—
VND	64,576,121,310	USD	2,422,664	JPMorgan Chase Bank, N.A.	9/16/26	25,781	—
MYR	30,000,000	USD	7,429,237	Barclays Bank PLC	9/17/26	—	(78,533)
MYR	29,000,000	USD	7,224,534	Barclays Bank PLC	9/17/26	—	(118,853)
MYR	123,650,500	USD	30,651,322	Barclays Bank PLC	9/17/26	—	(354,050)
MYR	114,000,000	USD	28,402,013	Barclays Bank PLC	9/17/26	—	(469,339)
MNT	4,897,171,800	USD	1,278,635	JPMorgan Chase Bank, N.A.	9/28/26	66,092	—
MNT	5,045,751,000	USD	1,315,025	JPMorgan Chase Bank, N.A.	10/5/26	68,785	—
UZS	29,613,121,000	USD	1,839,324	Deutsche Bank AG	10/5/26	616,749	—
UZS	16,312,875,642	USD	1,013,222	Deutsche Bank AG	10/7/26	339,376	—
VND	31,880,493,370	USD	1,198,199	Citibank, N.A.	10/9/26	8,565	—
VND	133,452,359,065	USD	5,017,949	Goldman Sachs International	10/13/26	31,672	—
RUB	289,314,000	USD	3,611,459	Deutsche Bank AG	10/14/26	—	(62,007)
KZT	6,437,211,000	USD	10,539,846	Deutsche Bank AG	10/15/26	2,690,336	—
USD	5,936,637	KZT	2,880,159,314	Deutsche Bank AG	10/15/26	17,143	—
USD	1,322,157	KZT	646,534,776	Deutsche Bank AG	10/15/26	—	(6,644)
USD	3,107,444	KZT	1,516,743,321	Deutsche Bank AG	10/15/26	—	(9,867)
USD	3,107,444	KZT	1,519,229,276	Deutsche Bank AG	10/15/26	—	(14,977)
USD	3,107,444	KZT	1,519,540,020	Deutsche Bank AG	10/15/26	—	(15,615)
VND	81,793,380,590	USD	3,073,206	JPMorgan Chase Bank, N.A.	10/16/26	20,843	—
UGX	5,485,554,884	USD	1,446,231	Standard Chartered Bank	10/20/26	2,104	—
UGX	6,386,304,879	USD	1,715,379	Standard Chartered Bank	10/20/26	—	(29,222)
USD	2,586,598	UGX	9,544,545,000	Standard Chartered Bank	10/20/26	66,580	—
USD	611,831	UGX	2,327,314,763	Standard Chartered Bank	10/20/26	—	(2,643)
UGX	9,622,143,000	USD	2,536,147	Standard Chartered Bank	10/21/26	3,965	—
UGX	11,600,812,088	USD	3,074,309	Standard Chartered Bank	10/21/26	—	(11,855)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,586,598	UGX	9,622,143,000	Standard Chartered Bank	10/21/26	$46,485	$ —
USD	3,074,260	UGX	11,600,812,088	Standard Chartered Bank	10/21/26	11,806	—
VND	91,273,047,465	USD	3,442,967	Standard Chartered Bank	10/22/26	7,713	—
GHS	10,858,374	USD	944,214	Standard Chartered Bank	10/23/26	—	(27,917)
KZT	6,374,281,000	USD	10,458,213	Deutsche Bank AG	10/23/26	2,609,327	—
UGX	9,609,210,000	USD	2,532,739	Standard Chartered Bank	10/23/26	3,174	—
USD	2,586,598	UGX	9,609,210,000	Standard Chartered Bank	10/23/26	50,685	—
KZT	9,745,529,000	USD	16,105,650	Deutsche Bank AG	10/27/26	3,847,727	—
USD	7,136,227	KZT	3,443,943,190	Deutsche Bank AG	10/27/26	84,963	—
USD	3,568,113	KZT	1,725,539,709	Deutsche Bank AG	10/27/26	35,176	—
USD	3,568,113	KZT	1,729,107,822	Deutsche Bank AG	10/27/26	27,870	—
KZT	1,020,044,000	USD	1,867,357	Bank of America, N.A.	11/2/26	217,151	—
KZT	3,493,497,299	USD	5,910,843	Deutsche Bank AG	11/3/26	1,226,026	—
UGX	20,013,098,000	USD	5,430,963	Standard Chartered Bank	11/3/26	—	(158,399)
USD	5,173,195	UGX	19,270,153,000	Standard Chartered Bank	11/3/26	96,365	—
USD	195,563	UGX	742,945,000	Standard Chartered Bank	11/3/26	—	(170)
UGX	4,817,538,000	USD	1,270,448	Standard Chartered Bank	11/6/26	—	(1,999)
USD	1,293,299	UGX	4,817,538,000	Standard Chartered Bank	11/6/26	24,850	—
ZMW	30,455,000	USD	1,254,851	Standard Chartered Bank	11/6/26	355,106	—
UGX	5,995,847,362	USD	1,580,350	Standard Chartered Bank	11/10/26	—	(3,053)
UGX	13,331,209,638	USD	3,598,167	Standard Chartered Bank	11/10/26	—	(91,194)
USD	2,586,598	UGX	9,660,942,000	Standard Chartered Bank	11/10/26	45,143	—
USD	2,586,597	UGX	9,666,115,000	Standard Chartered Bank	11/10/26	43,782	—
KES	274,600,000	USD	2,072,453	Standard Chartered Bank	11/12/26	34,436	—
UGX	9,712,674,000	USD	2,568,220	Standard Chartered Bank	11/12/26	—	(14,288)
USD	1,982,671	KES	274,600,000	Standard Chartered Bank	11/12/26	—	(124,216)
USD	2,586,598	UGX	9,712,674,000	Standard Chartered Bank	11/12/26	32,665	—
UGX	4,927,469,000	USD	1,298,069	Standard Chartered Bank	11/13/26	—	(2,685)
USD	1,293,299	UGX	4,927,469,000	Standard Chartered Bank	11/13/26	—	(2,084)
UGX	10,087,731,000	USD	2,658,164	Standard Chartered Bank	11/16/26	—	(7,958)
USD	2,586,598	UGX	10,087,731,000	Bank of America, N.A.	11/16/26	—	(63,608)
TRY	1,502,168,188	USD	27,181,402	Standard Chartered Bank	11/19/26	1,697,027	—
USD	27,371,650	TRY	1,502,168,188	Standard Chartered Bank	11/19/26	—	(1,506,779)
GHS	11,343,567	USD	949,260	Standard Chartered Bank	12/7/26	527	—
GHS	6,600,000	USD	566,528	Standard Chartered Bank	12/11/26	—	(14,306)
KZT	1,961,027,348	USD	3,639,958	Deutsche Bank AG	12/14/26	314,570	—
KZT	1,892,778,136	USD	3,506,768	Deutsche Bank AG	12/14/26	310,131	—
KZT	1,647,958,423	USD	3,062,266	Deutsche Bank AG	12/14/26	260,940	—
MYR	36,700,000	USD	8,886,199	Barclays Bank PLC	12/16/26	127,727	—
MYR	14,900,000	USD	3,639,028	Barclays Bank PLC	12/16/26	20,577	—
MYR	50,000,000	USD	12,121,506	State Street Bank and Trust Company	12/16/26	159,046	—
NGN	5,320,944,000	USD	3,586,347	JPMorgan Chase Bank, N.A.	12/16/26	133,723	—
KZT	2,798,173,998	USD	5,264,674	Deutsche Bank AG	12/17/26	372,691	—
JPY	95,799,780	USD	644,050	Deutsche Bank AG	1/7/27	—	(34,291)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	94,410,945	USD	667,561	Deutsche Bank AG	1/7/27	$ —	$(66,643)
JPY	170,373,000	USD	1,090,802	JPMorgan Chase Bank, N.A.	1/7/27	—	(6,390)
USD	1,265,121	JPY	182,244,054	Standard Chartered Bank	1/7/27	105,152	—
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	88,621	—
RUB	389,223,000	USD	4,709,691	ICBC Standard Bank plc	1/13/27	—	(70,187)
NGN	3,415,450,000	USD	2,128,006	Standard Chartered Bank	1/21/27	234,695	—
USD	5,069,399	EUR	4,172,926	State Street Bank and Trust Company	1/25/27	223,762	—
KES	697,380,000	USD	5,181,129	Citibank, N.A.	2/3/27	126,760	—
USD	2,072,454	KES	292,216,000	Citibank, N.A.	2/3/27	—	(151,657)
USD	901,896	KES	121,756,000	JPMorgan Chase Bank, N.A.	2/3/27	—	(24,811)
USD	2,072,453	KES	283,408,000	JPMorgan Chase Bank, N.A.	2/3/27	—	(84,618)
UZS	41,193,862,000	USD	3,168,759	Deutsche Bank AG	2/11/27	176,954	—
KES	278,227,000	USD	2,072,454	Standard Chartered Bank	2/18/27	39,423	—
USD	2,063,982	KES	278,227,000	Standard Chartered Bank	2/18/27	—	(47,896)
KES	277,709,000	USD	2,072,455	Standard Chartered Bank	2/24/27	33,200	—
USD	2,030,763	KES	277,709,000	Standard Chartered Bank	2/24/27	—	(74,893)
KES	284,821,000	USD	2,120,799	Standard Chartered Bank	3/2/27	36,437	—
USD	2,027,196	KES	284,821,000	Standard Chartered Bank	3/2/27	—	(130,040)
KES	286,836,000	USD	2,120,801	Standard Chartered Bank	3/8/27	49,341	—
USD	2,048,829	KES	286,836,000	Standard Chartered Bank	3/8/27	—	(121,313)
GHS	4,405,000	USD	379,744	Standard Chartered Bank	3/11/27	—	(16,457)
KZT	1,580,381,000	USD	2,857,832	Deutsche Bank AG	3/11/27	245,236	—
UZS	38,715,084,000	USD	2,958,738	Deutsche Bank AG	3/11/27	172,636	—
UZS	19,342,748,000	USD	1,479,369	Deutsche Bank AG	3/11/27	85,121	—
UZS	19,379,732,000	USD	1,479,369	Deutsche Bank AG	3/12/27	87,881	—
UZS	19,342,748,000	USD	1,479,369	Deutsche Bank AG	3/12/27	84,890	—
NGN	6,586,905,000	USD	4,333,490	JPMorgan Chase Bank, N.A.	3/15/27	146,155	—
USD	4,397,133	NGN	6,586,905,000	Standard Chartered Bank	3/15/27	—	(82,512)
UZS	28,207,761,361	USD	2,164,002	Deutsche Bank AG	3/17/27	115,491	—
UZS	14,093,060,672	USD	1,082,001	Deutsche Bank AG	3/17/27	56,871	—
UZS	10,685,164,000	USD	819,729	Deutsche Bank AG	3/17/27	43,748	—
UZS	2,913,004,000	USD	223,647	Deutsche Bank AG	3/17/27	11,755	—
UZS	2,425,480,000	USD	186,217	Deutsche Bank AG	3/17/27	9,788	—
UZS	28,261,861,402	USD	2,164,002	Deutsche Bank AG	3/18/27	119,526	—
UZS	14,130,930,701	USD	1,082,001	Deutsche Bank AG	3/18/27	59,763	—
UZS	20,004,439,638	USD	1,525,892	Deutsche Bank AG	3/19/27	90,206	—
UZS	52,908,750,000	USD	4,016,759	Deutsche Bank AG	3/24/27	254,425	—
RUB	810,522,000	USD	9,419,373	ICBC Standard Bank plc	4/13/27	—	(13,751)
UZS	71,292,409,000	USD	5,692,009	Deutsche Bank AG	4/16/27	43,775	—
UZS	102,262,251,000	USD	8,074,398	Deutsche Bank AG	7/15/27	79,619	—
UZS	44,273,034,000	USD	3,494,320	Deutsche Bank AG	7/16/27	35,521	—
UZS	16,830,497,000	USD	938,416	Deutsche Bank AG	10/25/27	388,677	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	19,470,202,000	USD	1,089,059	Deutsche Bank AG	11/8/27	$443,592	$ —
						$28,833,818	$(28,097,116)

Forward Volatility Agreements (OTC)
Reference Entity	Counterparty	Strike Volatility Rate	Expiration Date(1)	Notional Amount (000s omitted)	Value/Unrealized Appreciation (Depreciation)
EUR vs. HUF, 1 year term	BNP Paribas	7.80%	6/16/28	$20,162	$125,247
EUR vs. HUF, 1 year term	JPMorgan Chase Bank, N.A.	8.11	6/13/28	9,421	32,722
					$157,969

(1)	At the expiration date, the Fund will purchase from the counterparty an option straddle expiring in 1 year with a strike rate to be determined on this date.

Non-Deliverable Bond Forward Contracts[1]
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/11/26	COP	12,356,800	Republic of Colombia, 11.75%, 1/24/35	Goldman Sachs International	$3,916,552	$(72,456)
9/3/26	COP	15,815,300	Republic of Colombia, 12.50%, 2/27/30	Bank of America, N.A.	5,012,742	(69,432)
						$(141,888)

[1]	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(1,121)	Short	9/8/26	$(147,158,800)	$1,093,007
Euro-Bund	(129)	Short	9/8/26	(18,499,337)	187,397
Japan 10-Year Bond	(3)	Short	9/14/26	(2,395,965)	929
U.S. 2-Year Treasury Note	(705)	Short	9/30/26	(144,954,610)	526,501
U.S. 5-Year Treasury Note	(5,656)	Short	9/30/26	(599,403,440)	3,421,242
U.S. 10-Year Treasury Note	(3,240)	Short	9/21/26	(349,920,000)	3,894,843
U.S. Long Treasury Bond	(186)	Short	9/21/26	(20,146,125)	420,486

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. Ultra 10-Year Treasury Note	(87)	Short	9/21/26	$(9,544,173)	$119,713
					$9,664,118

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	447,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	12/17/30	$ 374,096	$ —	$374,096
CNY	381,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	329,903	—	329,903
CNY	178,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	155,745	—	155,745
CNY	538,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	475,599	—	475,599
CNY	299,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	267,119	—	267,119
CNY	122,711	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	3/18/31	123,274	—	123,274
CNY	332,896	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	368,391	—	368,391
CNY	407,311	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	466,809	—	466,809
CNY	204,182	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	234,286	—	234,286
CNY	162,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	188,026	—	188,026
CNY	342,640	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	6/17/31	89,840	—	89,840
CNY	250,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.57% (pays quarterly)	6/17/31	190,147	—	190,147
CNY	68,947	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.45% (pays quarterly)	9/16/31	(9,505)	—	(9,505)
CNY	47,804	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.45% (pays quarterly)	9/16/31	(4,581)	—	(4,581)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	79,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.45% (pays quarterly)	9/16/31	$ (10,047)	$ —	$(10,047)
CNY	129,135	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	9/16/31	(11,362)	—	(11,362)
CNY	375,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.47% (pays quarterly)	9/16/31	396	—	396
COP	31,799,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.20% (pays quarterly)	9/16/31	82,495	—	82,495
HUF	3,719,710	Pays	6-month HUF BUBOR (pays semi-annually)	6.65% (pays annually)	3/18/31	623,576	—	623,576
HUF	4,183,000	Receives	6-month HUF BUBOR (pays semi-annually)	5.16% (pays annually)	9/16/31	63,266	—	63,266
HUF	3,405,884	Pays	6-month HUF BUBOR (pays semi-annually)	6.33% (pays annually)	3/18/36	900,478	—	900,478
HUF	5,385,113	Pays	6-month HUF BUBOR (pays semi-annually)	6.39% (pays annually)	3/18/36	1,507,480	—	1,507,480
HUF	2,899,749	Pays	6-month HUF BUBOR (pays semi-annually)	6.50% (pays annually)	3/18/36	884,726	—	884,726
HUF	5,319,000	Pays	6-month HUF BUBOR (pays semi-annually)	6.41% (pays annually)	6/17/36	1,551,880	—	1,551,880
HUF	6,714,120	Pays	6-month HUF BUBOR (pays semi-annually)	6.66% (pays annually)	6/17/36	2,376,997	—	2,376,997
INR	1,267,530	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.44% (pays semi-annually)	9/16/31	(8,397)	—	(8,397)
INR	1,393,000	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.45% (pays semi-annually)	9/16/31	(12,814)	—	(12,814)
KRW	37,709,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.37% (pays quarterly)	3/18/31	(613,010)	—	(613,010)
KRW	56,635,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(918,893)	—	(918,893)
KRW	29,639,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(475,379)	—	(475,379)
KRW	28,282,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	3/18/31	(449,961)	—	(449,961)
KRW	47,266,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	3/18/31	(716,779)	—	(716,779)
KRW	56,720,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(808,598)	—	(808,598)
KRW	51,411,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(725,626)	—	(725,626)
KRW	23,633,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(331,701)	—	(331,701)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	56,719,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	$ (782,677)	$ —	$(782,677)
KRW	38,635,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(505,750)	—	(505,750)
KRW	23,633,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(311,525)	—	(311,525)
KRW	16,107,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.99% (pays quarterly)	6/17/31	46,854	—	46,854
KRW	24,584,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	6/17/31	101,938	—	101,938
KRW	32,137,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.05% (pays quarterly)	6/17/31	161,893	—	161,893
KRW	28,061,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.10% (pays quarterly)	9/16/31	97,616	—	97,616
KRW	26,341,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.12% (pays quarterly)	9/16/31	108,481	—	108,481
MXN	1,547,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	12/9/27	488,035	—	488,035
MXN	1,398,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/9/27	473,378	—	473,378
MXN	2,460,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	117,286	—	117,286
MXN	1,578,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	78,147	—	78,147
MXN	1,776,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/15/27	585,685	—	585,685
MXN	2,238,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.12% (pays monthly)	1/12/28	383,733	—	383,733
MXN	2,225,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	1/13/28	287,063	—	287,063
MXN	341,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	1/14/28	35,348	—	35,348
MXN	1,118,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	5/2/28	258,411	—	258,411
MXN	254,480	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	5/2/28	59,930	—	59,930

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	497,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	5/10/28	$ 134,159	$ —	$134,159
MXN	203,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	5/10/28	55,928	—	55,928
MXN	2,384,260	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	7/26/28	182,614	—	182,614
MXN	176,340	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	9/14/28	11,557	—	11,557
MXN	1,068,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.34% (pays monthly)	9/14/28	139,350	—	139,350
MXN	2,078,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	9/14/28	413,884	—	413,884
MXN	1,028,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.32% (pays monthly)	6/6/35	491,235	—	491,235
MXN	245,266	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.28% (pays monthly)	4/22/36	(9,441)	—	(9,441)
MXN	360,534	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.39% (pays monthly)	6/4/36	(184,460)	—	(184,460)
MXN	374,400	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.41% (pays monthly)	6/4/36	(217,502)	—	(217,502)
PLN	17,026	Pays	6-month PLN WIBOR (pays semi-annually)	4.17% (pays annually)	6/17/31	(39,990)	—	(39,990)
PLN	31,295	Pays	6-month PLN WIBOR (pays semi-annually)	4.18% (pays annually)	6/17/31	(69,760)	—	(69,760)
PLN	60,001	Pays	6-month PLN WIBOR (pays semi-annually)	4.24% (pays annually)	6/17/31	(88,302)	—	(88,302)
PLN	19,178	Pays	6-month PLN WIBOR (pays semi-annually)	4.25% (pays annually)	6/17/31	(26,686)	—	(26,686)
PLN	128,400	Receives	6-month PLN WIBOR (pays semi-annually)	4.70% (pays annually)	6/17/31	(507,827)	—	(507,827)
PLN	66,600	Receives	6-month PLN WIBOR (pays semi-annually)	4.20% (pays annually)	9/16/31	164,761	—	164,761
PLN	127,530	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	113,429	—	113,429
PLN	127,530	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	(101,685)	—	(101,685)
PLN	547,340	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	220,568	—	220,568
PLN	547,340	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	(183,089)	—	(183,089)
PLN	27,835	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	205,911	—	205,911

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	144,025	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	$ 867,223	$ —	$867,223
PLN	54,770	Receives	6-month PLN WIBOR (pays semi-annually)	4.44% (pays annually)	12/17/35	(65,968)	—	(65,968)
PLN	27,132	Receives	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	6/17/36	(119,897)	—	(119,897)
PLN	7,653	Receives	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	6/17/36	(40,253)	—	(40,253)
Total						$9,187,481	$ —	$9,187,481

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(1)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(2)	6/20/30	$19	$(1,358)	$(1,339)
Petroleo Brasileiro S.A.	58,143	1.00% (pays quarterly)(2)	6/20/31	730,940	(1,180,869)	(449,929)
Total				$730,959	$(1,182,227)	$(451,268)

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(3) (000's omitted)	Contract Annual Fixed Rate(1)	Current Market Annual Fixed Rate(4)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Cameroon	Barclays Bank PLC	$1,250	1.00% (pays quarterly)(2)	4.63%	12/20/28	$(95,814)	$140,603	$44,789
Ivory Coast	Deutsche Bank AG	11,383	1.00% (pays quarterly)(2)	0.86	6/20/27	26,809	261,389	288,198
Ivory Coast	Deutsche Bank AG	10,219	1.00% (pays quarterly)(2)	0.86	6/20/27	24,068	234,945	259,013
Petroleos Mexicanos	Barclays Bank PLC	6,698	1.00% (pays quarterly)(2)	0.97	12/20/26	8,195	32,760	40,955
Petroleos Mexicanos	Barclays Bank PLC	5,460	1.00% (pays quarterly)(2)	0.97	12/20/26	6,680	31,644	38,324
Petroleos Mexicanos	Barclays Bank PLC	6,801	1.00% (pays quarterly)(2)	1.17	6/20/27	(2,731)	100,298	97,567
Petroleos Mexicanos	Barclays Bank PLC	9,605	1.00% (pays quarterly)(2)	1.17	6/20/27	(3,857)	121,452	117,595
Petroleos Mexicanos	Goldman Sachs International	2,536	1.00% (pays quarterly)(2)	1.17	6/20/27	(1,018)	30,939	29,921

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount(3) (000's omitted)	Contract Annual Fixed Rate(1)	Current Market Annual Fixed Rate(4)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Goldman Sachs International	$12,807	1.00% (pays quarterly)(2)	1.17%	6/20/27	$(5,142)	$157,301	$152,159
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	4,849	1.00% (pays quarterly)(2)	1.15	6/20/27	(880)	66,335	65,455
Total		$71,608				$(43,690)	$1,177,666	$1,133,976

Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate(1)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ecuador	Barclays Bank PLC	$1,080	5.00% (pays quarterly)(2)	12/20/26	$(22,794)	$6,336	$(16,458)
Ivory Coast	Barclays Bank PLC	21,602	1.00% (pays quarterly)(2)	6/20/27	(50,877)	(331,013)	(381,890)
Total					$(73,671)	$(324,677)	$(398,348)

(1)
The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
(3)
If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $71,608,000.

(4)
Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	54,641	Total Return on PEN 168,186,000 Peru Government Bonds, 7.60%, 8/12/39 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	8/10/26	$384,267
Barclays Bank PLC	USD	9,982	Total Return on PEN 30,580,000 Peru Government Bonds, 7.60%, 8/12/39 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	8/10/26	39,876

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	14,953	Total Return on PEN 45,868,000 Peru Government Bonds, 7.60%, 8/12/39(pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	8/10/26	$53,399
Citibank, N.A.	USD	922	Total Return on GHS 10,076,000 Republic of Ghana Government Bonds, 8.35%, 2/16/27 (pays upon termination)	SOFR (pays upon termination)	2/16/27	(32,349)
Citibank, N.A.	USD	8,647	Total Return on PEN 27,918,000 Peru Government Bonds, 6.90%, 8/12/37 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	9/16/26	53,935
Goldman Sachs International	USD	5,181	Total Return on PEN 15,843,000 Peru Government Bonds, 7.60%, 8/12/39 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	10/30/26	15,021
Goldman Sachs International	USD	5,559	Total Return on PEN 16,975,000 Peru Government Bonds, 7.60%, 8/12/39 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	10/30/26	8,526
Goldman Sachs International	USD	23,871	Total Return on PEN 73,049,880 Peru Government Bonds, 7.60%, 8/12/39 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	10/5/26	16,626
ICBC Standard Bank plc	USD	1,154	Total Return on UZS 13,326,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	46,883
ICBC Standard Bank plc	USD	1,600	Total Return on UZS 18,348,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	53,465
ICBC Standard Bank plc	USD	2,475	Total Return on UZS 28,970,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/4/29 (pays upon termination)	Fully Funded[1]	2/6/29	216,493
ICBC Standard Bank plc	USD	3,188	Total Return on UZS 36,695,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/4/29 (pays upon termination)	Fully Funded[1]	2/6/29	221,826
JPMorgan Chase Bank, N.A.	USD	13,438	Total Return on EGP 793,475,000 Egypt Treasury Bills, 0.00%, 3/16/27 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	3/16/27	(67,782)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Fund Receives	Fund Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Standard Chartered Bank	USD	21,528	Total Return on EGP 1,247,850,000 Egypt Treasury Bills, 0.00%, 3/16/27 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	10/14/26	$(506,295)
Standard Chartered Bank	USD	35,516	Total Return on EGP 1,825,200,000 Egypt Treasury Bills, 0.00%, 9/15/26 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	9/15/26	(962,245)
						$(458,354)

[1]	The Fund enters into fully funded total return swap agreements. Under these arrangements, the Fund does not make periodic payments to the counterparty.

Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNY	– Yuan Renminbi
COP	– Colombian Peso
EGP	– Egyptian Pound
EUR	– Euro
GEL	– Georgian Lari
GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
INR	– Indian Rupee
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee

MNT	– Mongolia Tughrik
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
RUB	– Russian Ruble
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UGX	– Ugandan Shilling
USD	– United States Dollar
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Statement of Assets and Liabilities

July 31, 2026
Assets
Unaffiliated investments, at value (identified cost $4,449,598,889)	$4,640,047,708
Affiliated investments, at value (identified cost $421,840,124)	421,840,124
Cash	3,046,088
Deposits for derivatives collateral:
Futures contracts	16,953,569
Centrally cleared derivatives	86,121,474
OTC derivatives	13,490,000
Foreign currency, at value (identified cost $69,941,204)	70,278,662
Interest receivable	91,328,126
Dividends receivable from affiliated investments	1,688,943
Receivable for investments sold	19,607,020
Receivable for Fund shares sold	4,944,233
Receivable for variation margin on open futures contracts	4,460,979
Receivable for variation margin on open centrally cleared derivatives	4,418,805
Receivable for open forward foreign currency exchange contracts	28,833,818
Receivable for open forward volatility agreements	157,969
Receivable for open OTC swap contracts	2,244,293
Upfront payments on open OTC swap contracts	8,748,100
Directors' deferred compensation plan	40,192
Total assets	$5,418,250,103
Liabilities
Cash collateral due to brokers	$13,490,000
Written options outstanding, at value (premiums received $3,298,990)	3,031,716
Payable for investments purchased	19,985,203
Payable for when-issued securities	57,051,011
Payable for closed written options	1,075,409
Payable for Fund shares redeemed	2,342,868
Payable for open forward foreign currency exchange contracts	28,097,116
Payable for open OTC swap contracts	1,967,019
Payable for closed swap contracts	442,181
Upfront receipts on open OTC swap contracts	1,184,002
Payable for open non-deliverable bond forward contracts	141,888
Payable to affiliates:
Investment adviser and administration fee	2,577,886
Distribution and service fees	48,381
Sub-transfer agency fee	4,028
Directors' deferred compensation plan	40,192
Accrued foreign capital gains taxes	1,883,619
Accrued expenses	1,737,482
Total liabilities	$135,100,001
Net Assets	$5,283,150,102
Sources of Net Assets
Common shares, $0.001 par value, 1,000,000,000 shares authorized (see Note 7), 612,991,320 shares issued and outstanding	$612,991
Additional paid-in capital	5,007,822,259
Distributable earnings	274,714,852
Net Assets	$5,283,150,102
Class A Shares
Net Assets	$230,329,082
Shares Outstanding	26,782,068
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$8.60
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.89

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Statement of Assets and Liabilities — continued

July 31, 2026
Class I Shares
Net Assets	$4,508,073,206
Shares Outstanding	522,903,655
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares outstanding)	$8.62
Class R6 Shares
Net Assets	$544,747,814
Shares Outstanding	63,305,597
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares outstanding)	$8.61

On sales of $100,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Statement of Operations

Year Ended
July 31, 2026
Investment Income
Dividend income	$79,014
Dividend income from affiliated investments	13,589,368
Interest income (net of foreign taxes withheld of $10,748,168)	423,792,342
Other income	5,038,793
Total investment income	$442,499,517
Expenses
Investment adviser and administration fee	$26,564,663
Distribution and service fees:
Class A	489,142
Directors’ fees and expenses	108,900
Custodian fee	3,216,150
Transfer and dividend disbursing agent fees	3,026,020
Legal and accounting services	699,808
Printing and postage	227,332
Registration fees	417,116
Interest expense and fees	3,122,222
Miscellaneous	200,822
Total expenses	$38,072,175
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$528,952
Total expense reductions	$528,952
Net expenses	$37,543,223
Net investment income	$404,956,294
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $87,593)	$137,921,254
Written options	8,519,390
Futures contracts	11,059,756
Swap contracts	31,633,860
Foreign currency transactions	13,300,285
Forward foreign currency exchange contracts	(15,725,663)
Non-deliverable bond forward contracts	(2,125,957)
Net realized gain	$184,582,925
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $1,874,352)	$134,647,014
Written options	192,834
Forward volatility agreements	161,787
Futures contracts	13,810,179
Swap contracts	5,060,321
Foreign currency	(735,939)
Forward foreign currency exchange contracts	(47,172,215)
Non-deliverable bond forward contracts	(1,540,910)
Net change in unrealized appreciation (depreciation)	$104,423,071
Net realized and unrealized gain	$289,005,996
Net increase in net assets from operations	$693,962,290

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Statements of Changes in Net Assets

	Year Ended July 31,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$404,956,294	$285,195,887
Net realized gain	184,582,925	25,727,118
Net change in unrealized appreciation (depreciation)	104,423,071	61,389,168
Net increase in net assets from operations	$693,962,290	$372,312,173
Distributions to shareholders:
Class A	$(20,635,739)	$(9,630,788)
Class I	(390,278,420)	(200,031,931)
Class R6	(70,109,907)	(37,609,226)
Total distributions to shareholders	$(481,024,066)	$(247,271,945)
Transactions in common shares:
Class A	$70,943,655	$57,208,363
Class I	1,483,048,314	826,300,022
Class R6	(110,027,783)	259,771,240
Net increase in net assets from Fund share transactions	$1,443,964,186	$1,143,279,625
Net increase in net assets	$1,656,902,410	$1,268,319,853
Net Assets
At beginning of year	$3,626,247,692	$2,357,927,839
At end of year	$5,283,150,102	$3,626,247,692

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Financial Highlights

	Class A
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.17	$7.80	$7.57	$7.06	$8.85
Income (Loss) From Operations
Net investment income(1)	$0.75	$0.77	$0.61	$0.61	$0.54
Net realized and unrealized gain (loss)	0.58	0.25	0.27	0.56	(1.68)
Total income (loss) from operations	$1.33	$1.02	$0.88	$1.17	$(1.14)
Less Distributions
From net investment income	$(0.84)	$(0.65)	$(0.41)	$(0.47)	$(0.48)
From net realized gain	(0.06)	—	—	—	(0.04)
Tax return of capital	—	—	(0.24)	(0.19)	(0.13)
Total distributions	$(0.90)	$(0.65)	$(0.65)	$(0.66)	$(0.65)
Net asset value — End of year	$8.60	$8.17	$7.80	$7.57	$7.06
Total Return(2)	17.01%	13.51%	12.42%	17.25%	(13.54)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$230,329	$150,383	$88,269	$67,670	$49,974
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.10%(4)	1.07%(4)	1.16%(4)	1.12%	1.10%
Net expenses	1.09%(4)(5)	1.06%(4)(5)	1.15%(4)(5)	1.11%(5)	1.10%(5)
Net investment income	8.88%	9.59%	8.02%	8.29%	6.63%
Portfolio Turnover	111%	106%	173%	104%	84%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)
Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.07%, 0.02% and 0.09% of average daily net assets for the years ended July 31, 2026, 2025 and 2024, respectively.

(5)
Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the
Liquidity Fund (equal to 0.01%, 0.01%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended July 31, 2026, 2025,
2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Financial Highlights — continued

	Class I
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.19	$7.82	$7.59	$7.08	$8.87
Income (Loss) From Operations
Net investment income(1)	$0.77	$0.79	$0.64	$0.63	$0.56
Net realized and unrealized gain (loss)	0.58	0.26	0.27	0.56	(1.67)
Total income (loss) from operations	$1.35	$1.05	$0.91	$1.19	$(1.11)
Less Distributions
From net investment income	$(0.86)	$(0.68)	$(0.43)	$(0.48)	$(0.50)
From net realized gain	(0.06)	—	—	—	(0.04)
Tax return of capital	—	—	(0.25)	(0.20)	(0.14)
Total distributions	$(0.92)	$(0.68)	$(0.68)	$(0.68)	$(0.68)
Net asset value — End of year	$8.62	$8.19	$7.82	$7.59	$7.08
Total Return(2)	17.31%	13.78%	12.70%	17.52%	(13.27)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,508,073	$2,855,884	$1,929,763	$1,201,270	$690,681
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.86%(4)	0.82%(4)	0.92%(4)	0.87%	0.85%
Net expenses	0.85%(4)(5)	0.81%(4)(5)	0.91%(4)(5)	0.86%(5)	0.85%(5)
Net investment income	9.11%	9.90%	8.31%	8.54%	6.84%
Portfolio Turnover	111%	106%	173%	104%	84%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)
Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.07%, 0.02% and 0.09% of average daily net assets for the years ended July 31, 2026, 2025 and 2024, respectively.

(5)
Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the
Liquidity Fund (equal to 0.01%, 0.01%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended July 31, 2026, 2025,
2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Financial Highlights — continued

	Class R6
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.18	$7.81	$7.57	$7.06	$8.84
Income (Loss) From Operations
Net investment income(1)	$0.78	$0.79	$0.64	$0.64	$0.57
Net realized and unrealized gain (loss)	0.57	0.26	0.28	0.55	(1.67)
Total income (loss) from operations	$1.35	$1.05	$0.92	$1.19	$(1.10)
Less Distributions
From net investment income	$(0.86)	$(0.68)	$(0.43)	$(0.48)	$(0.50)
From net realized gain	(0.06)	—	—	—	(0.04)
Tax return of capital	—	—	(0.25)	(0.20)	(0.14)
Total distributions	$(0.92)	$(0.68)	$(0.68)	$(0.68)	$(0.68)
Net asset value — End of year	$8.61	$8.18	$7.81	$7.57	$7.06
Total Return(2)	17.54%	13.85%	12.76%	17.60%	(13.28)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$544,748	$619,980	$339,896	$201,284	$199,679
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.78%(4)	0.74%(4)	0.83%(4)	0.79%	0.78%
Net expenses	0.77%(4)(5)	0.73%(4)(5)	0.82%(4)(5)	0.78%(5)	0.78%(5)
Net investment income	9.28%	9.91%	8.40%	8.69%	6.91%
Portfolio Turnover	111%	106%	173%	104%	84%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)
Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.07%, 0.02% and 0.09% of average daily net assets for the years ended July 31, 2026, 2025 and 2024, respectively.

(5)
Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the
Liquidity Fund (equal to 0.01%, 0.01%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended July 31, 2026, 2025,
2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Notes to Financial Statements

1 Significant Accounting Policies
Eaton Vance Emerging Markets Debt Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Directors have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.
D Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of July 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
E Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At July 31, 2026, the Fund had sufficient cash and/or securities to cover these commitments.
G Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H Indemnifications—The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

J Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Fund may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K Purchased Options—Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter risk that the issuer or counterparty will fail to perform its contractual obligations.
L Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
O Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 12. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Certain total return swap agreements are structured as fully funded swaps. Under these arrangements, the Fund makes an upfront payment at inception and does not make or receive periodic payments during the term of the swap. For fully funded total return swaps, realized gains and losses are recognized upon termination or settlement of the agreement. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q Forward Volatility Agreements—Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
R When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
S Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
T Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

2 Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended July 31, 2026 and July 31, 2025 was as follows:
	Year Ended July 31,
	2026	2025
Ordinary income	$468,741,646	$247,271,945
Long-term capital gains	$12,282,420	$ —
During the year ended July 31, 2026, distributable earnings was decreased by $28,409,534 and paid-in capital was increased by $28,409,534 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of July 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$134,290,406
Undistributed long-term capital gains	40,202,653
Net unrealized appreciation	100,221,793
Distributable earnings	$274,714,852
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,967,116,003
Gross unrealized appreciation	$276,746,702
Gross unrealized depreciation	(175,757,472)
Net unrealized appreciation	$100,989,230

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1.0 billion	0.625%
$1.0 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5.0 billion	0.580%
$5.0 billion and over	0.565%
For the year ended July 31, 2026, the investment adviser and administration fee amounted to $26,564,663 or 0.60% of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended July 31, 2026, the investment adviser and administration fee paid was reduced by $528,952 relating to the Fund’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement effective December 31, 2024, EVM has delegated a portion of the investment management of the Fund to Morgan Stanley Investment Management Limited ("MSIM Ltd."), a wholly-owned subsidiary of Morgan Stanley. EVM pays MSIM Ltd. a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2026, EVM earned $13,456 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the
Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $19,316 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2026. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).
Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. Certain officers and Directors of the Fund are officers of EVM.
4 Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2026 amounted to $489,142 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5 Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2026, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders.
6 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including principal repayments on loans, aggregated $4,212,547,343 and $3,860,390,669, respectively, for the year ended July 31, 2026.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

7 Common Shares
The Corporation's Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). The Corporation’s authorized shares are subdivided into 300 million shares for each of Class A, Class I and Class R6 and 100 million shares for Class C, which has not commenced operations. Transactions in Fund shares were as follows:
	Year Ended July 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	18,896,273	$ 160,077,721	12,114,044	$ 97,216,017
Issued to shareholders electing to receive payments of distributions in Fund shares	2,434,499	20,473,992	1,199,885	9,589,749
Redemptions	(12,954,835)	(109,608,058)	(6,219,882)	(49,597,403)
Net increase	8,375,937	$ 70,943,655	7,094,047	$ 57,208,363
Class I
Sales	289,375,882	$2,459,621,717	215,086,364	$1,730,363,723
Issued to shareholders electing to receive payments of distributions in Fund shares	45,007,457	379,486,968	24,169,246	193,626,916
Redemptions	(160,091,967)	(1,356,060,371)	(137,263,966)	(1,097,690,617)
Net increase	174,291,372	$1,483,048,314	101,991,644	$ 826,300,022
Class R6
Sales	24,786,857	$ 209,839,246	31,786,272	$ 255,435,512
Issued to shareholders electing to receive payments of distributions in Fund shares	8,295,671	69,618,404	4,678,670	37,422,366
Redemptions	(45,611,050)	(389,485,433)	(4,173,268)	(33,086,638)
Net increase (decrease)	(12,528,522)	$ (110,027,783)	32,291,674	$ 259,771,240
At July 31, 2026, Eaton Vance Strategic Income Fund and donor advised funds (established and maintained by a public charity) managed by EVM owned in the aggregate 8.0% of the value of the outstanding shares of the Fund.
8 Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2026 is included in the Portfolio of Investments. At July 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swaps to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, currency options, forward volatility agreements and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $33,022,504. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $41,477,482 at July 31, 2026.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at July 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at July 31, 2026.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$3,998,930	$ —	$3,998,930
Distributable earnings(1)	730,959	7,769,671	27,203,064	35,703,694
Receivable for open forward foreign currency exchange contracts	—	28,833,818	—	28,833,818
Receivable for open forward volatility agreements	—	157,969	—	157,969
Receivable/Payable for open OTC swap contracts; Upfront payments/receipts on open OTC swap contracts	65,752	—	1,110,317	1,176,069
Total Asset Derivatives	$796,711	$40,760,388	$28,313,381	$69,870,480
Derivatives not subject to master netting or similar agreements	$730,959	$7,769,671	$27,203,064	$35,703,694
Total Asset Derivatives subject to master netting or similar agreements	$65,752	$32,990,717	$1,110,317	$34,166,786
Written options outstanding, at value	$ —	$(3,031,716)	$ —	$(3,031,716)
Distributable earnings(1)	—	(47,853,745)	(8,351,465)	(56,205,210)
Payable for open forward foreign currency exchange contracts	—	(28,097,116)	—	(28,097,116)
Payable/Receivable for open OTC swap contracts; Upfront payments/receipts on open OTC swap contracts	(183,113)	—	(1,568,671)	(1,751,784)
Payable for open non-deliverable bond forward contracts	—	—	(141,888)	(141,888)
Total Liability Derivatives	$(183,113)	$(78,982,577)	$(10,062,024)	$(89,227,714)
Derivatives not subject to master netting or similar agreements	$ —	$(47,853,745)	$(8,351,465)	$(56,205,210)
Total Liability Derivatives subject to master netting or similar agreements	$(183,113)	$(31,128,832)	$(1,710,559)	$(33,022,504)

(1)
Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and
Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of July 31, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$1,787,787	$(162,641)	$(1,625,146)	$ —	$ —	$ —
Barclays Bank PLC	1,690,347	(1,690,347)	—	—	—	—
BNP Paribas	185,903	(185,903)	—	—	—	—
Citibank, N.A.	973,022	(973,022)	—	—	—	—
Deutsche Bank AG	20,031,407	(8,101,020)	—	(11,930,387)	—	12,360,000
Goldman Sachs International	821,750	(821,750)	—	—	—	—
ICBC Standard Bank plc	1,298,738	(83,938)	—	(1,130,000)	84,800	1,130,000
JPMorgan Chase Bank, N.A.	2,344,392	(2,344,392)	—	—	—	—
Standard Chartered Bank	4,636,599	(4,636,599)	—	—	—	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
State Street Bank and Trust Company	$382,808	$ —	$(275,330)	$ —	$107,478	$ —
UBS AG	14,033	(14,033)	—	—	—	—
	$34,166,786	$(19,013,645)	$(1,900,476)	$(13,060,387)	$192,278	$13,490,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(162,641)	$162,641	$ —	$ —	$ —	$ —
Barclays Bank PLC	(9,809,386)	1,690,347	8,119,039	—	—	—
BNP Paribas	(481,516)	185,903	295,613	—	—	—
Citibank, N.A.	(1,027,812)	973,022	54,790	—	—	—
Deutsche Bank AG	(8,101,020)	8,101,020	—	—	—	—
Goldman Sachs International	(2,537,051)	821,750	1,715,301	—	—	—
ICBC Standard Bank plc	(83,938)	83,938	—	—	—	—
JPMorgan Chase Bank, N.A.	(6,046,407)	2,344,392	3,702,015	—	—	—
Standard Chartered Bank	(4,753,587)	4,636,599	116,988	—	—	—
UBS AG	(19,146)	14,033	—	—	(5,113)	—
	$(33,022,504)	$19,013,645	$14,003,746	$—	$(5,113)	$—
Total — Deposits for derivatives collateral — OTC derivatives						$13,490,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended July 31, 2026 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$ —	$(4,058,787)	$ —	$(4,058,787)
Written options	—	8,519,390	—	8,519,390
Futures contracts	—	—	11,059,756	11,059,756
Swap contracts	(1,922,129)	—	33,555,989	31,633,860
Forward foreign currency exchange contracts	—	(15,725,663)	—	(15,725,663)
Non-deliverable bond forward contracts	—	—	(2,125,957)	(2,125,957)
Total	$(1,922,129)	$(11,265,060)	$42,489,788	$29,302,599
Change in unrealized appreciation (depreciation):
Investments(1)	$ —	$(144,522)	$ —	$(144,522)
Written options	—	192,834	—	192,834
Forward volatility agreements	—	161,787	—	161,787
Futures contracts	—	—	13,810,179	13,810,179
Swap contracts	308,410	—	4,751,911	5,060,321
Forward foreign currency exchange contracts	—	(47,172,215)	—	(47,172,215)
Non-deliverable bond forward contracts	—	—	(1,540,910)	(1,540,910)
Total	$308,410	$(46,962,116)	$17,021,180	$(29,632,526)

(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended July 31, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Forward Volatility Agreements	Non-Deliverable Bond Forward Contracts
$162,000	$1,193,377,000	$4,006,752,000	$31,754,000	$86,092,000

Swap Contracts
$2,974,754,000

[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended July 31, 2026, which are indicative of the volume of these derivative types, were approximately $660,830,000 and $348,389,000, respectively.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

9 Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2026.
10 Reverse Repurchase Agreements
There were no open reverse repurchase agreements outstanding as of July 31, 2026. For the year ended July 31, 2026, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $44,760,000 and 6.29%, respectively.
11 Affiliated Investments
At July 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $421,840,124, which represents 8.0% of the Fund's net assets. Transactions in such investments by the Fund for the year ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$223,375,954	$3,519,223,143	$(3,320,758,973)	$ —	$ —	$421,840,124	$13,589,368	421,840,124
12 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ —	$531,298	$ —	$531,298
Convertible Bonds	—	8,247,739	—	8,247,739
Credit Linked Notes	—	4,271,381	—	4,271,381
Foreign Corporate Bonds	—	1,282,321,310	0	1,282,321,310
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	128,075,170	—	128,075,170
Sovereign Government Bonds	—	2,364,696,541	—	2,364,696,541
Sovereign Loans	—	130,225,351	—	130,225,351

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments:
Affiliated Fund	$421,840,124	$ —	$ —	$421,840,124
Sovereign Government Securities	—	511,272,284	—	511,272,284
U.S. Treasury Obligations	—	206,407,704	—	206,407,704
Purchased Currency Options	—	3,998,930	—	3,998,930
Total Investments	$421,840,124	$4,640,047,708	$0	$5,061,887,832
Forward Foreign Currency Exchange Contracts	$ —	$36,603,489	$ —	$36,603,489
Forward Volatility Agreements	—	157,969	—	157,969
Futures Contracts	9,664,118	—	—	9,664,118
Swap Contracts	—	19,445,974	—	19,445,974
Total	$431,504,242	$4,696,255,140	$0	$5,127,759,382
Liability Description
Written Currency Options	$ —	$(3,031,716)	$ —	$(3,031,716)
Forward Foreign Currency Exchange Contracts	—	(75,950,861)	—	(75,950,861)
Non-Deliverable Bond Forward Contracts	—	(141,888)	—	(141,888)
Swap Contracts	—	(10,103,249)	—	(10,103,249)
Total	$ —	$(89,227,714)	$ —	$(89,227,714)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended July 31, 2026 is not presented.
13 Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Report of Independent Registered Public Accounting Firm

To the Directors of Eaton Vance Series Fund, Inc. and Shareholders of Eaton Vance Emerging Markets Debt Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Emerging Markets Debt Opportunities Fund (the "Fund") (one of the funds constituting Eaton Vance Series Fund, Inc.), including the portfolio of investments, as of July 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of July 31, 2026, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of the foreign tax credit, capital gains dividends and 163(j) interest dividends.
Foreign Tax Credit. For the fiscal year ended July 31, 2026, the Fund paid foreign taxes of $10,835,722 and recognized foreign source income of $437,278,158.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2026, $59,030,540 or, if subsequently determined to be different, the net capital gain of such year.
163(j) Interest Dividends. For the fiscal year ended July 31, 2026, the Fund designates 68.97% of distributions from net investment income as a 163(j) interest dividend.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Board of Directors’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Board of Directors’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Emerging Markets Debt Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Morgan Stanley Investment Management Limited (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Board of Directors’ Contract Approval — continued

structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the abilities and experience of the Adviser’s investment professionals in investing in securities, derivatives and other instruments to establish long and short investment exposures to emerging markets, and investing in derivatives to establish short investment exposure to the euro. The Board also considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund. In particular, the Board considered the expertise of the Sub-adviser’s investment professionals with respect to global markets and in-house research capabilities. The Board considered the international investment capabilities of the Sub-adviser, which has its principal office in London, and the benefits to the Fund of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.

Eaton Vance
Emerging Markets Debt Opportunities Fund
July 31, 2026
Board of Directors’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser and/or the Sub-adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

This Page Intentionally Left Blank

EADOX-NCSR 7.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Corporation’s Board of Directors since the Corporation last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	September 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 24, 2026